UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

July 31, 2012

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.27%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$19,415
Total Agency Asset-Backed Securities (cost $19,070)		19,415

Agency Collateralized Mortgage Obligations – 1.91%
Fannie Mae REMICs
Series 2010-35 AB 5.00% 11/25/49	18,943	20,306
•Series 2011-105 FP 0.646% 6/25/41	54,119	54,134
•Freddie Mac REMICs Series 3800 AF 0.749% 2/15/41	64,067	64,327
Total Agency Collateralized Mortgage Obligations (cost $138,418)		138,767

Agency Mortgage-Backed Securities – 28.73%
Fannie Mae S.F. 15 yr
3.00% 3/1/27	157,522	167,057
4.00% 10/1/25	24,327	26,031
4.00% 11/1/25	135,582	147,577
4.00% 4/1/27	3,612	3,873
4.50% 8/1/19	4,162	4,497
5.00% 1/1/20	3,405	3,700
5.00% 6/1/20	552	600
5.00% 2/1/21	2,889	3,137
Fannie Mae S.F. 15 yr TBA
3.00% 8/1/27	70,000	73,795
3.00% 9/1/27	215,000	226,287
Fannie Mae S.F. 30 yr
5.00% 2/1/35	35,989	39,419
5.00% 10/1/35	23,126	25,313
5.50% 2/1/37	4,848	5,327
5.50% 6/1/38	27,131	29,808
6.00% 10/1/35	12,246	13,687
6.00% 8/1/36	1,815	2,007
6.00% 9/1/36	6,140	6,787
6.00% 7/1/38	11,969	13,231
6.00% 12/1/38	44,425	49,108
6.00% 3/1/39	3,158	3,491
6.00% 10/1/39	44,387	49,068
6.00% 11/1/39	44,251	48,918
6.00% 1/1/40	45,981	50,830
6.00% 4/1/40	11,457	12,661
6.00% 6/1/40	115,567	127,756
6.00% 2/1/41	29,789	33,034
Fannie Mae S.F. 30 yr TBA
3.50% 8/1/42	55,000	58,352
3.50% 9/1/42	390,000	412,790
5.50% 9/1/42	15,000	16,448
Freddie Mac S.F. 15 yr
4.00% 4/1/26	19,066	20,309
5.50% 7/1/24	75,509	82,768
Freddie Mac S.F. 30 yr
5.50% 7/1/38	4,632	5,057
5.50% 12/1/39	4,552	4,975
5.50% 7/1/40	130,918	143,323
6.00% 8/1/38	22,546	25,074
6.00% 10/1/38	32,196	35,805
6.00% 5/1/40	104,839	115,346
Total Agency Mortgage-Backed Securities (cost $2,063,787)		2,087,246

Commercial Mortgage-Backed Securities– 3.51%
•BAML Commercial Mortgage Securities Series 2005-6 A4 5.193% 9/10/47	35,000	39,286
•Bear Stearns Commercial Mortgage Securities Series 2006-PW12 A4 5.718% 9/11/38	20,000	22,901
t•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	25,000	27,714
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.416% 2/15/39	19,882	20,902
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,729
Series 2005-GG4 A4A 4.751% 7/10/39	25,000	27,044
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	27,589
Series 2005-LDP5 A4 5.195% 12/15/44	20,000	22,455
•Morgan Stanley Capital I Series 2007-T27 A4 5.657% 6/11/42	25,000	29,432
Total Commercial Mortgage-Backed Securities (cost $216,404)		255,052

Corporate Bonds – 26.07%
Banking – 5.78%
Abbey National Treasury Services 4.00% 4/27/16	15,000	15,102
Bank of America
3.75% 7/12/16	20,000	20,733
3.875% 3/22/17	20,000	20,900
BB&T 3.95% 3/22/22	10,000	10,771
City National 5.25% 9/15/20	10,000	10,848
HSBC Holdings 4.00% 3/30/22	20,000	21,449
JPMorgan Chase 4.50% 1/24/22	5,000	5,551
KeyCorp 5.10% 3/24/21	20,000	23,069
Lloyds TSB Bank 4.20% 3/28/17	10,000	10,441
Morgan Stanley 6.375% 7/24/42	5,000	5,040
*PNC Funding 5.625% 2/1/17	63,000	71,544
Santander Holdings USA 4.625% 4/19/16	5,000	4,963
SunTrust Banks
3.50% 1/20/17	10,000	10,462
3.60% 4/15/16	5,000	5,234
SVB Financial Group 5.375% 9/15/20	15,000	16,647
US Bancorp 2.95% 7/15/22	5,000	5,066
•USB Capital IX 3.50% 10/29/49	123,000	101,761
Wachovia
•0.825% 10/15/16	5,000	4,760
5.25% 8/1/14	5,000	5,368
5.625% 10/15/16	35,000	39,931
Zions Bancorp 4.50% 3/27/17	10,000	10,095
		419,735
Basic Industry – 2.33%
Alcoa
5.40% 4/15/21	5,000	5,134
6.75% 7/15/18	10,000	11,374
ArcelorMittal
6.50% 2/25/22	5,000	5,019
10.10% 6/1/19	5,000	6,017
Barrick Gold 3.85% 4/1/22	5,000	5,292
Cabot
2.55% 1/15/18	5,000	5,066
3.70% 7/15/22	5,000	5,119
CF Industries 6.875% 5/1/18	15,000	18,187
Domtar 4.40% 4/1/22	5,000	5,091
Dow Chemical 8.55% 5/15/19	10,000	13,600
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	15,000	15,172
Georgia-Pacific 8.00% 1/15/24	10,000	13,762
International Paper
*4.75% 2/15/22	20,000	22,532
6.00% 11/15/41	5,000	6,097

Kinross Gold 5.125% 9/1/21	5,000	5,057
Lubrizol 5.50% 10/1/14	5,000	5,524
Teck Resources
3.75% 2/1/23	5,000	4,968
4.75% 1/15/22	5,000	5,430
Vale Overseas 4.375% 1/11/22	10,000	10,502
		168,943
Brokerage – 0.51%
Jefferies Group
6.25% 1/15/36	5,000	4,900
6.45% 6/8/27	19,000	19,000
Lazard Group 6.85% 6/15/17	12,000	13,486
		37,386
Capital Goods – 0.21%
#ADT 144A 3.50% 7/15/22	10,000	10,345
Republic Services 3.55% 6/1/22	5,000	5,269
		15,614
Communications – 2.28%
American Tower
4.70% 3/15/22	5,000	5,230
5.90% 11/1/21	30,000	34,081
CenturyLink 5.80% 3/15/22	15,000	15,948
#Crown Castle Towers 144A 4.883% 8/15/20	40,000	44,030
DIRECTV Holdings 3.80% 3/15/22	20,000	21,182
Interpublic Group 4.00% 3/15/22	10,000	10,368
Qwest 6.75% 12/1/21	5,000	5,843
Telefonica Emisiones 5.462% 2/16/21	5,000	4,507
Time Warner Cable 8.25% 4/1/19	10,000	13,323
#Vivendi 144A 6.625% 4/4/18	10,000	11,180
		165,692
Consumer Cyclical – 1.21%
eBay
2.60% 7/15/22	25,000	25,552
4.00% 7/15/42	5,000	5,056
Historic TW 6.875% 6/15/18	20,000	25,217
Lowe's 3.12% 4/15/22	10,000	10,558
Target 4.00% 7/1/42	10,000	10,757
Western Union 3.65% 8/22/18	5,000	5,476
Wyndham Worldwide 4.25% 3/1/22	5,000	5,130
		87,746
Consumer Non-Cyclical – 3.41%
Amgen 5.375% 5/15/43	10,000	11,448
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	5,000	5,056
3.75% 7/15/42	5,000	5,274
Boston Scientific 6.00% 1/15/20	5,000	6,037
Cardinal Health
*1.90% 6/15/17	5,000	5,084
3.20% 6/15/22	5,000	5,165
CareFusion 6.375% 8/1/19	10,000	12,056
Celgene 3.95% 10/15/20	10,000	10,757
Energizer Holdings 4.70% 5/24/22	15,000	16,077
#Express Scripts Holding 144A
2.65% 2/15/17	10,000	10,271
3.90% 2/15/22	45,000	48,471
#Heineken 144A 3.40% 4/1/22	15,000	15,608
Koninklijke Philips Electronics 3.75% 3/15/22	10,000	10,800
#Kraft Foods Group 144A
3.50% 6/6/22	20,000	21,241
5.00% 6/4/42	10,000	11,325
Kroger 3.40% 4/15/22	10,000	10,150

Quest Diagnostics 4.70% 4/1/21	20,000	22,929
Safeway 4.75% 12/1/21	10,000	9,767
#Woolworths 144A 3.15% 4/12/16	10,000	10,440
		247,956
Electric – 2.50%
Ameren Illinois 9.75% 11/15/18	35,000	47,661
#American Transmission Systems 144A 5.25% 1/15/22	5,000	5,714
Baltimore Gas & Electric 3.50% 11/15/21	5,000	5,449
CenterPoint Energy 5.95% 2/1/17	5,000	5,758
Consumers Energy 2.85% 5/15/22	5,000	5,233
Great Plains Energy 5.292% 6/15/22	10,000	11,074
•Integrys Energy Group 6.11% 12/1/66	5,000	5,180
LG&E & KU Energy
3.75% 11/15/20	10,000	10,423
4.375% 10/1/21	10,000	10,955
PacifiCorp 2.95% 2/1/22	20,000	21,235
Pennsylvania Electric 5.20% 4/1/20	10,000	11,411
PPL Capital Funding 4.20% 6/15/22	5,000	5,220
PPL Electric Utilities 3.00% 9/15/21	5,000	5,322
SCANA 4.125% 2/1/22	15,000	15,476
•Wisconsin Energy 6.25% 5/15/67	15,000	15,841
		181,952
Energy – 1.89%
Apache 4.75% 4/15/43	5,000	5,934
Petrobras International Finance
3.875% 1/27/16	10,000	10,446
5.375% 1/27/21	5,000	5,618
Pride International 6.875% 8/15/20	20,000	25,146
#Schlumberger Investment 144A 2.40% 8/1/22	15,000	15,080
Talisman Energy 5.50% 5/15/42	10,000	11,145
Transocean 5.05% 12/15/16	15,000	16,624
Weatherford Bermuda
4.50% 4/15/22	20,000	20,965
9.625% 3/1/19	10,000	13,160
#Woodside Finance 144A 8.75% 3/1/19	10,000	12,990
		137,108
Finance Companies – 0.32%
General Electric Capital
2.30% 4/27/17	5,000	5,117
5.875% 1/14/38	15,000	18,301
		23,418
Insurance – 1.59%
Alleghany 4.95% 6/27/22	5,000	5,278
American International Group 4.875% 6/1/22	5,000	5,333
•Chubb 6.375% 3/29/67	5,000	5,250
#Highmark 144A 4.75% 5/15/21	5,000	5,198
#ING US 144A 5.50% 7/15/22	10,000	10,224
#Liberty Mutual Group 144A
4.95% 5/1/22	15,000	15,390
6.50% 5/1/42	5,000	5,385
MetLife 6.40% 12/15/36	40,000	41,980
Prudential Financial
3.875% 1/14/15	5,000	5,239
6.00% 12/1/17	5,000	5,875
WellPoint 3.125% 5/15/22	10,000	10,050
		115,202
Natural Gas – 1.33%
Enterprise Products Operating
4.85% 8/15/42	15,000	16,237
9.75% 1/31/14	10,000	11,277
Kinder Morgan Energy Partners
3.95% 9/1/22	10,000	10,572
9.00% 2/1/19	5,000	6,550

Plains All American Pipeline 8.75% 5/1/19	5,000	6,669
Southern Natural Gas 4.40% 6/15/21	5,000	5,419
•TransCanada Pipelines 6.35% 5/15/67	15,000	15,674
Williams Partners 7.25% 2/1/17	20,000	24,089
		96,487
Real Estate – 1.52%
Alexandria Real Estate Equities 4.60% 4/1/22	10,000	10,391
Boston Properties 3.85% 2/1/23	10,000	10,551
Brandywine Operating Partnership 4.95% 4/15/18	10,000	10,625
Digital Realty Trust
5.25% 3/15/21	10,000	11,045
5.875% 2/1/20	5,000	5,666
Liberty Property 4.125% 6/15/22	5,000	5,185
Mack-Cali Realty 4.50% 4/18/22	5,000	5,286
Regency Centers 5.875% 6/15/17	7,000	8,034
UDR 4.625% 1/10/22	20,000	21,680
#WEA Finance 144A 4.625% 5/10/21	20,000	21,662
		110,125
Technology – 0.84%
Motorola Solutions 3.75% 5/15/22	15,000	15,389
National Semiconductor 6.60% 6/15/17	10,000	12,533
#Seagate Technology International 144A 10.00% 5/1/14	5,000	5,575
Tyco Electronics Group 3.50% 2/3/22	10,000	10,390
Xerox 6.35% 5/15/18	15,000	17,466
		61,353
Transportation – 0.35%
#ERAC USA Finance 144A 2.75% 3/15/17	15,000	15,378
#Penske Truck Leasing 144A 4.875% 7/11/22	10,000	10,008
		25,386
Total Corporate Bonds (cost $1,762,574)		1,894,103

Municipal Bond – 2.79%
Puerto Rico Commonwealth Refunding (Public Improvement) Series A 5.00% 7/1/41	200,000	202,410
Total Municipal Bond (cost $200,000)		202,410

Non-Agency Asset-Backed Securities – 0.64%
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14	25,000	25,080
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	10,000	10,265
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,043	11,395
Total Non-Agency Asset-Backed Securities (cost $45,556)		46,740

Non-Agency Collateralized Mortgage Obligation – 0.09%
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.60% 7/25/35	6,587	6,648
Total Non-Agency Collateralized Mortgage Obligation (cost $6,587)		6,648

U.S. Treasury Obligations – 29.10%
U.S. Treasury Inflation Indexed Bond 2.00% 1/15/14	136,814	142,778
U.S. Treasury Notes
0.25% 11/30/13	20,000	20,016
0.25% 1/31/14	5,000	5,004
0.50% 7/31/17	850,000	846,082
1.75% 5/15/22	900,000	921,375
3.125% 2/15/42	160,000	178,325
Total U.S. Treasury Obligations (cost $2,095,299)		2,113,580

	Number of
	Shares
Preferred Stock – 0.40%
Alabama Power 5.625%	620	16,169
BB&T 5.85%	175	4,610
•PNC Financial Services Group 8.25%	8,000	8,282
Total Preferred Stock (cost $25,956)		29,061

	Number of
	Contracts
Option Purchased – 0.02%
Call Option – 0.02%
U.S. 10 yr Future, Strike Price $135.50, Expires 9/24/12 (AFI)	6	1,688
Total Purchased Option (cost $2,829)		1,688

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 17.17%
≠Discount Note – 7.77%
Fannie Mae 0.10% 8/20/12	$118,536	118,535
Federal Home Loan Bank
0.07% 8/2/12	134,723	134,723
0.08% 8/1/12	19,595	19,595
0.095% 8/24/12	172,578	172,575
0.12% 9/28/12	119,019	119,006
		564,434
Repurchase Agreements – 6.07%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $252,061
(collateralized by U.S. Government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $257,101)	252,060	252,060

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $188,941
(collateralized by U.S. Government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $192,719)	188,940	188,940
		441,000
≠U.S. Treasury Obligation – 3.33%
U.S. Treasury Bill 0.076% 8/23/12	242,161	242,153
		242,153
Total Short-Term Investments (cost $1,247,560)		1,247,587

Total Value of Securities Before Securities Lending Collateral – 110.70%
(cost $7,824,040)		8,042,297

	Number of
	Shares
**Securities Lending Collateral – 0.49%
Investment Companies
Delaware Investments Collateral Fund No 1	35,704	35,704
†@Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral (cost $77,313)		35,704

Total Value of Securities – 111.19%
(cost $7,901,353)		8,078,001	©
**Obligation to Return Securities Lending Collateral – (1.06%)		(77,313)
Other Liabilities Net of Receivables and Other Assets – (10.13%)		(735,699	)z
Net Assets Applicable to 726,114 Shares Outstanding – 100.00%		$7,264,989

•Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $337,243, which represented 4.64% of the Portfolio’s net assets. See Note 5 in “Notes”.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes”.
©Includes $73,896 of securities loaned.
zOf this amount, $1,281,076 represents payable for securities purchased as of July 31, 2012.

Summary of Abbreviations:
AFI – Advantage Futures Inc.
BAML – Bank of America Merrill Lynch
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements, as of the date of this report, were entered into on July 31, 2012.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,902,968
Aggregate unrealized appreciation	$222,410
Aggregate unrealized depreciation	(47,377)
Net unrealized appreciation	$175,033

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $16,340 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$-	$2,553,868	$-	$2,553,868
Corporate Debt	-	1,894,103	-	1,894,103
Municipal Bond	-	202,410	-	202,410
Preferred Stock	20,779	8,282	-	29,061
U.S. Treasury Obligations	-	2,113,580	-	2,113,580
Short-Term Investments	-	1,247,587	-	1,247,587
Options Purchased	1,688	-	-	1,688
Securities Lending Collateral	-	35,704	-	35,704
Total	$22,467	$8,055,534	$-	$8,078,001

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2012, the value of securities on loan was $73,896, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $35,704. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

July 31, 2012

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Security – 0.23%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	134,798	$135,908
Total Agency Asset-Backed Security (cost $133,708)			135,908

Agency Collateralized Mortgage Obligations – 2.28%
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42		19,335	22,854
Series 2002-90 A2 6.50% 11/25/42		45,802	53,345
Series 2003-122 AJ 4.50% 2/25/28		30,476	30,900
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		39,747	45,227
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		105,491	121,815
Series 2326 ZQ 6.50% 6/15/31		97,557	111,994
Series 3123 HT 5.00% 3/15/26		270,000	304,601
Series 3131 MC 5.50% 4/15/33		335,000	346,538
Series 3656 PM 5.00% 4/15/40		125,000	142,571
GNMA Series 2010-113 KE 4.50% 9/20/40		125,000	143,664
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		40,000	42,588
Total Agency Collateralized Mortgage Obligations (cost $1,238,766)			1,366,097

Agency Mortgage-Backed Securities – 19.19%
Fannie Mae 6.50% 8/1/17		16,778	18,588
•Fannie Mae ARM
2.49% 8/1/34		61,002	65,019
2.784% 4/1/36		58,687	62,782
4.708% 3/1/38		94,362	100,444
Fannie Mae Relocation 30 yr
5.00% 11/1/33		8,733	9,429
5.00% 1/1/34		10,742	11,598
5.00% 11/1/34		28,503	30,774
5.00% 10/1/35		45,788	49,437
5.00% 1/1/36		80,656	87,083
Fannie Mae S.F. 15 yr
4.00% 11/1/25		147,545	160,598
4.50% 1/1/20		16,819	18,173
5.00% 5/1/20		22,803	24,824
5.00% 7/1/20		5,947	6,462
5.00% 5/1/21		4,763	5,175
5.50% 5/1/20		657	721
5.50% 6/1/23		130,110	142,392
6.00% 8/1/22		76,429	84,235
Fannie Mae S.F. 15 yr TBA
3.00% 8/1/27		640,000	674,699
3.00% 9/1/27		1,884,000	1,982,909
Fannie Mae S.F. 20 yr 5.50% 8/1/28		184,666	202,770
Fannie Mae S.F. 30 yr
5.00% 3/1/34		12,573	13,771
5.00% 2/1/35		136,032	148,998
5.00% 3/1/35		37,267	40,735
5.00% 5/1/35		21,111	23,057
5.00% 6/1/35		31,408	34,710
5.00% 7/1/35		17,318	18,915
5.00% 10/1/35		244,729	267,867
5.50% 2/1/37		23,779	26,125
5.50% 6/1/38		121,959	133,992
6.00% 8/1/36		9,479	10,478
6.00% 9/1/36		19,262	21,293
6.00% 3/1/37		4,540	5,040
6.00% 8/1/37		22,605	24,989
6.00% 12/1/38		1,829	2,018
6.00% 11/1/39		16,720	18,484
6.00% 1/1/40		144,096	159,294
6.00% 4/1/40		35,945	39,723
6.00% 6/1/40		197,373	218,190
6.00% 2/1/41		93,540	103,727
7.00% 12/1/33		16,292	19,269
7.00% 5/1/35		2,995	3,456
7.00% 6/1/35		6,163	7,112
7.00% 12/1/37		51,545	59,573
7.50% 6/1/31		2,273	2,792
7.50% 6/1/34		29,482	36,476
Fannie Mae S.F. 30 yr TBA
3.50% 8/1/42		469,000	497,580
3.50% 9/1/42		3,995,000	4,228,457
5.50% 9/1/42		65,000	71,277

•Freddie Mac ARM 2.56% 4/1/34		5,412	5,790
Freddie Mac Relocation 30 yr 5.00% 9/1/33		6,277	6,756
Freddie Mac S.F. 30 yr
5.50% 7/1/38		23,737	25,919
5.50% 8/1/38		167,012	182,837
5.50% 12/1/39		19,222	21,007
5.50% 7/1/40		549,855	601,957
6.00% 8/1/38		70,996	78,954
6.00% 10/1/38		101,379	112,744
6.00% 5/1/40		183,468	201,856
7.00% 11/1/33		2,285	2,704
GNMA I S.F. 30 yr
7.00% 12/15/34		253,079	297,567
7.50% 12/15/31		577	709
7.50% 2/15/32		545	670
Total Agency Mortgage-Backed Securities (cost $11,330,479)			11,514,980

Commercial Mortgage-Backed Securities – 5.19%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		95,000	100,374
•BAML Commercial Mortgage Securities Series 2005-1 A5 5.176% 11/10/42		55,000	60,499
•Bear Stearns Commercial Mortgage Securities
Series 2005-T20 A4A 5.144% 10/12/42		30,000	33,437
Series 2006-PW12 A4 5.718% 9/11/38		45,000	51,528
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		100,000	107,551
•t#Commercial Mortgage Pass Through Certificates Series 2010-C1 C 144A 5.799% 7/10/46		100,000	114,764
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.416% 2/15/39		112,665	118,447
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46		300,000	350,356
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39		250,000	269,492
Series 2005-GG4 A4A 4.751% 7/10/39		365,000	394,836
•Series 2006-GG6 A4 5.553% 4/10/38		55,000	61,692
#Series 2010-C1 A2 144A 4.592% 8/10/43		100,000	113,546
•#Series 2011-GC3 C 144A 5.543% 3/10/44		100,000	103,732
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42		75,000	82,768
Series 2005-LDP4 A4 4.918% 10/15/42		65,000	70,985
Series 2005-LDP5 A4 5.195% 12/15/44		55,000	61,750
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		35,000	36,665
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42		50,000	54,998
•Series 2007-T27 A4 5.657% 6/11/42		335,000	394,392
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.39% 2/15/33		100,000	98,114
•#Nationslink Funding Series 1998-2 F 144A 7.03% 8/20/30		16,617	17,026
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		100,000	117,060
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36		205,000	230,750
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		65,000	72,382
Total Commercial Mortgage-Backed Securities (cost $2,856,300)			3,117,144

Corporate Bonds – 41.22%
Banking – 5.73%
Abbey National Treasury Services 4.00% 4/27/16		60,000	60,407
Bank of America
3.75% 7/12/16		55,000	57,016
*3.875% 3/22/17		125,000	130,624
BB&T
3.95% 3/22/22		55,000	59,240
5.25% 11/1/19		322,000	368,731
•Bear Stearns 3.905% 12/7/12	AUD	110,000	115,334
City National 5.25% 9/15/20	USD	80,000	86,782
@#CoBank 144A 7.875% 4/16/18		250,000	313,102
•Fifth Third Capital Trust IV 6.50% 4/15/37		115,000	115,288
#HSBC Bank 144A 4.75% 1/19/21		150,000	168,117
HSBC Holdings 4.00% 3/30/22		15,000	16,086
JPMorgan Chase 4.50% 1/24/22		50,000	55,514
KeyBank 5.45% 3/3/16		250,000	279,292
Lloyds TSB Bank 4.20% 3/28/17		105,000	109,631
Morgan Stanley 6.375% 7/24/42		50,000	50,400
PNC Bank 6.875% 4/1/18		250,000	304,853
PNC Funding
3.30% 3/8/22		40,000	42,260
5.125% 2/8/20		115,000	135,865
SunTrust Banks 3.50% 1/20/17		175,000	183,086
US Bancorp 2.95% 7/15/22		55,000	55,731
•USB Capital IX 3.50% 10/29/49		355,000	293,702
Wachovia
•0.825% 10/15/16		50,000	47,605
5.25% 8/1/14		55,000	59,044
5.625% 10/15/16		150,000	171,132
Wells Fargo
2.10% 5/8/17		60,000	61,504
3.50% 3/8/22		20,000	21,371
Zions Bancorp
4.50% 3/27/17		20,000	20,189
7.75% 9/23/14		50,000	54,508
			3,436,414

Basic Industry – 4.01%
Alcoa
5.40% 4/15/21	45,000	46,206
6.75% 7/15/18	85,000	96,678
ArcelorMittal
6.50% 2/25/22	35,000	35,136
10.10% 6/1/19	150,000	180,496
Barrick Gold 3.85% 4/1/22	205,000	216,954
Barrick North America Finance 4.40% 5/30/21	35,000	38,163
Cabot
2.55% 1/15/18	75,000	75,985
3.70% 7/15/22	30,000	30,716
CF Industries 7.125% 5/1/20	125,000	156,563
Domtar 4.40% 4/1/22	50,000	50,906
Dow Chemical 8.55% 5/15/19	184,000	250,231
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	110,000	111,266
Georgia-Pacific 8.00% 1/15/24	150,000	206,440
Hexion U.S. Finance 8.875% 2/1/18	85,000	86,488
International Paper
*4.75% 2/15/22	150,000	168,999
6.00% 11/15/41	25,000	30,483
9.375% 5/15/19	15,000	20,349
Kinross Gold 5.125% 9/1/21	30,000	30,340
LyondellBasell Industries 5.75% 4/15/24	200,000	227,500
Novelis 8.75% 12/15/20	65,000	72,475
Teck Resources
2.50% 2/1/18	20,000	20,069
3.00% 3/1/19	35,000	35,275
4.75% 1/15/22	35,000	38,009
Vale Overseas 4.375% 1/11/22	175,000	183,790
		2,409,517
Brokerage – 0.38%
Jefferies Group
6.25% 1/15/36	5,000	4,900
6.45% 6/8/27	25,000	25,000
Lazard Group 6.85% 6/15/17	174,000	195,542
		225,442
Capital Goods – 0.84%
#ADT 144A 3.50% 7/15/22	75,000	77,582
Ball 5.75% 5/15/21	250,000	272,501
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	90,000	80,100
Embraer 5.15% 6/15/22	20,000	20,950
Republic Services 3.55% 6/1/22	50,000	52,694
		503,827
Communications – 5.02%
America Movil SAB 5.00% 3/30/20	105,000	122,602
American Tower
4.70% 3/15/22	30,000	31,381
5.90% 11/1/21	180,000	204,486
CenturyLink 5.80% 3/15/22	100,000	106,317
#Clearwire Communications 144A 12.00% 12/1/15	105,000	99,750
*Cricket Communications 7.75% 10/15/20	75,000	72,000
#Crown Castle Towers 144A 4.883% 8/15/20	250,000	275,195
#Deutsche Telekom International Finance 144A 2.25% 3/6/17	150,000	151,821
DIRECTV Holdings 3.80% 3/15/22	150,000	158,862
DISH DBS 7.875% 9/1/19	110,000	128,425
Intelsat Bermuda 11.25% 2/4/17	260,000	271,375
Interpublic Group 4.00% 3/15/22	95,000	98,493
Qwest 6.75% 12/1/21	55,000	64,269
Sprint Nextel
6.00% 12/1/16	55,000	55,963
8.375% 8/15/17	65,000	71,338
Telecom Italia Capital 5.25% 10/1/15	190,000	190,000
Telefonica Emisiones
5.462% 2/16/21	50,000	45,074
6.421% 6/20/16	50,000	49,569
Time Warner Cable 8.25% 4/1/19	100,000	133,226
#UPCB Finance III 144A 6.625% 7/1/20	150,000	156,375
Virgin Media Secured Finance 6.50% 1/15/18	300,000	331,499
#Vivendi 144A
3.45% 1/12/18	70,000	68,606
6.625% 4/4/18	115,000	128,569
		3,015,195
Consumer Cyclical – 2.55%
#Daimler Finance North America 144A 2.25% 7/31/19	150,000	149,277
Dollar General 4.125% 7/15/17	15,000	15,638
eBay
*2.60% 7/15/22	135,000	137,973
4.00% 7/15/42	45,000	45,507
Ford Motor Credit 12.00% 5/15/15	100,000	124,328
Historic TW 6.875% 6/15/18	155,000	195,431

Host Hotels & Resorts
#144A 5.25% 3/15/22	5,000	5,319
5.875% 6/15/19	40,000	44,100
6.00% 11/1/20	45,000	50,006
6.00% 10/1/21	43,000	48,483
Lowe's 3.12% 4/15/22	85,000	89,741
Macy's Retail Holdings 5.90% 12/1/16	82,000	95,853
MGM Resorts International
11.125% 11/15/17	120,000	134,700
*11.375% 3/1/18	60,000	69,600
13.00% 11/15/13	15,000	17,138
Target 4.00% 7/1/42	75,000	80,680
Western Union 3.65% 8/22/18	100,000	109,529
Wyndham Worldwide
4.25% 3/1/22	30,000	30,779
5.625% 3/1/21	35,000	38,733
5.75% 2/1/18	40,000	44,841
		1,527,656
Consumer Non-Cyclical – 4.75%
Amgen 5.375% 5/15/43	90,000	103,028
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	40,000	40,447
3.75% 7/15/42	45,000	47,464
Boston Scientific 6.00% 1/15/20	60,000	72,448
Cardinal Health
1.90% 6/15/17	20,000	20,334
3.20% 6/15/22	45,000	46,482
CareFusion 6.375% 8/1/19	255,000	307,436
Celgene
2.45% 10/15/15	30,000	31,016
3.95% 10/15/20	75,000	80,680
Del Monte 7.625% 2/15/19	45,000	44,888
Energizer Holdings 4.70% 5/24/22	120,000	128,616
#Express Scripts Holding 144A
2.65% 2/15/17	30,000	30,812
3.50% 11/15/16	30,000	31,848
3.90% 2/15/22	20,000	21,543
4.75% 11/15/21	25,000	28,597
#Heineken 144A 3.40% 4/1/22	120,000	124,867
Koninklijke Philips Electronics 3.75% 3/15/22	70,000	75,601
Kraft Foods Group
•1.333% 7/10/13	115,000	115,672
#144A 3.50% 6/6/22	85,000	90,273
#144A 5.00% 6/4/42	50,000	56,627
Kroger 3.40% 4/15/22	75,000	76,123
Molson Coors Brewing
3.50% 5/1/22	50,000	53,739
5.00% 5/1/42	10,000	11,916
#Mylan 144A 6.00% 11/15/18	120,000	129,900
#Pernod-Ricard 144A 2.95% 1/15/17	150,000	154,924
Quest Diagnostics
4.70% 4/1/21	90,000	103,179
4.75% 1/30/20	15,000	17,079
#SABMiller Holdings 144A 3.75% 1/15/22	200,000	219,774
*Safeway 4.75% 12/1/21	90,000	87,907
Tyson Foods 4.50% 6/15/22	35,000	35,525
#Woolworths 144A 3.15% 4/12/16	75,000	78,298
Yale University 2.90% 10/15/14	160,000	168,552
Zimmer Holdings
3.375% 11/30/21	85,000	89,977
4.625% 11/30/19	110,000	126,632
		2,852,204
Electric – 3.71%
Ameren Illinois 9.75% 11/15/18	285,000	388,094
#American Transmission Systems 144A 5.25% 1/15/22	130,000	148,562
Baltimore Gas & Electric 3.50% 11/15/21	50,000	54,486
CenterPoint Energy 5.95% 2/1/17	70,000	80,618
CMS Energy
4.25% 9/30/15	45,000	47,337
6.25% 2/1/20	30,000	34,091
ComEd Financing III 6.35% 3/15/33	60,000	61,845
Florida Power 5.65% 6/15/18	20,000	24,241
Great Plains Energy 5.292% 6/15/22	105,000	116,281
•Integrys Energy Group 6.11% 12/1/66	50,000	51,799
Ipalco Enterprises 5.00% 5/1/18	35,000	36,225
LG&E & KU Energy
3.75% 11/15/20	80,000	83,384
4.375% 10/1/21	155,000	169,808
•NextEra Energy Capital Holdings 6.35% 10/1/66	110,000	114,504
PacifiCorp 2.95% 2/1/22	70,000	74,322
Pennsylvania Electric 5.20% 4/1/20	75,000	85,582
PPL Capital Funding
4.20% 6/15/22	20,000	20,878
•6.70% 3/30/67	40,000	40,941

Public Service Company of Oklahoma 5.15% 12/1/19	115,000	134,489
Puget Energy 6.00% 9/1/21	30,000	33,239
•Puget Sound Energy 6.974% 6/1/67	110,000	115,746
SCANA 4.125% 2/1/22	160,000	165,079
•Wisconsin Energy 6.25% 5/15/67	135,000	142,572
		2,224,123
Energy – 3.59%
Apache 4.75% 4/15/43	55,000	65,278
Devon Energy 4.75% 5/15/42	25,000	28,240
Ecopetrol 7.625% 7/23/19	22,000	28,600
#ENI 144A 4.15% 10/1/20	100,000	99,550
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	64,373
Petrobras International Finance
3.875% 1/27/16	60,000	62,675
5.375% 1/27/21	120,000	134,842
Petrohawk Energy 7.25% 8/15/18	140,000	158,626
Petroleos de Venezuela 9.00% 11/17/21	140,000	105,000
#Petroleos Mexicanos 144A 5.50% 6/27/44	70,000	78,225
Pride International 6.875% 8/15/20	240,000	301,751
Range Resources 8.00% 5/15/19	110,000	122,375
SandRidge Energy 8.75% 1/15/20	115,000	123,050
#Schlumberger Investment 144A 2.40% 8/1/22	115,000	115,614
Talisman Energy 5.50% 5/15/42	100,000	111,452
Transocean
5.05% 12/15/16	130,000	144,072
6.375% 12/15/21	5,000	6,026
Weatherford International
4.50% 4/15/22	145,000	151,994
9.625% 3/1/19	70,000	92,120
#Woodside Finance 144A
8.125% 3/1/14	5,000	5,474
8.75% 3/1/19	120,000	155,882
		2,155,219
Finance Companies – 2.41%
#CDP Financial 144A 4.40% 11/25/19	250,000	288,135
General Electric Capital
2.30% 4/27/17	40,000	40,936
6.00% 8/7/19	425,000	512,983
•7.125% 12/15/49	100,000	108,610
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	98,150
International Lease Finance
5.875% 4/1/19	25,000	26,119
6.25% 5/15/19	53,000	55,981
8.75% 3/15/17	15,000	17,531
#IPIC GMTN 144A 5.50% 3/1/22	200,000	224,600
PHH 9.25% 3/1/16	70,000	75,950
		1,448,995
Insurance – 1.74%
Alleghany 4.95% 6/27/22	45,000	47,503
American International Group 4.875% 6/1/22	25,000	26,667
•Chubb 6.375% 3/29/67	85,000	89,250
Coventry Health Care 5.45% 6/15/21	110,000	125,729
#Highmark 144A
4.75% 5/15/21	40,000	41,585
6.125% 5/15/41	15,000	16,660
•ING Groep 5.775% 12/29/49	40,000	35,500
#ING US 144A 5.50% 7/15/22	50,000	51,121
#Liberty Mutual Group 144A
4.95% 5/1/22	115,000	117,989
6.50% 5/1/42	40,000	43,076
MetLife 6.817% 8/15/18	35,000	43,364
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22	115,000	124,257
Prudential Financial
3.875% 1/14/15	60,000	62,871
6.00% 12/1/17	115,000	135,133
=‡t#Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	300,000	0
WellPoint
3.125% 5/15/22	75,000	75,375
4.625% 5/15/42	10,000	10,379
		1,046,459
Natural Gas – 2.33%
El Paso Pipeline Partners Operating 6.50% 4/1/20	85,000	100,303
•Enbridge Energy Partners 8.05% 10/1/37	115,000	128,449
Energy Transfer Partners 9.70% 3/15/19	54,000	70,180
Enterprise Products Operating
4.05% 2/15/22	120,000	131,474
•7.034% 1/15/68	135,000	147,317
9.75% 1/31/14	60,000	67,663
Kinder Morgan Energy Partners
3.95% 9/1/22	70,000	74,004
9.00% 2/1/19	105,000	137,540
Nisource Finance 5.80% 2/1/42	65,000	76,894

Plains All American Pipeline 8.75% 5/1/19		90,000	120,046
•TransCanada PipeLines 6.35% 5/15/67		180,000	188,093
Williams Partners
4.00% 11/15/21		60,000	64,250
7.25% 2/1/17		75,000	90,332
			1,396,545
Real Estate – 1.94%
Alexandria Real Estate Equities 4.60% 4/1/22		90,000	93,517
Boston Properties 3.85% 2/1/23		65,000	68,580
Brandywine Operating Partnership 4.95% 4/15/18		65,000	69,062
Developers Diversified Realty
4.625% 7/15/22		25,000	25,548
7.875% 9/1/20		160,000	197,877
9.625% 3/15/16		105,000	127,692
Digital Realty Trust
5.25% 3/15/21		115,000	127,017
5.875% 2/1/20		50,000	56,659
Liberty Property 4.125% 6/15/22		40,000	41,480
Mack-Cali Realty 4.50% 4/18/22		55,000	58,141
Regency Centers 5.875% 6/15/17		93,000	106,735
UDR 4.625% 1/10/22		85,000	92,145
#WEA Finance 144A 4.625% 5/10/21		95,000	102,894
			1,167,347
Technology – 1.23%
GXS Worldwide 9.75% 6/15/15		120,000	123,300
*Motorola Solutions 3.75% 5/15/22		135,000	138,503
National Semiconductor 6.60% 6/15/17		140,000	175,465
#Seagate Technology International 144A 10.00% 5/1/14		73,000	81,395
Symantec 4.20% 9/15/20		10,000	10,480
Tyco Electronics Group 3.50% 2/3/22		70,000	72,728
Xerox 6.35% 5/15/18		115,000	133,902
			735,773
Transportation – 0.99%
#Brambles USA 144A
3.95% 4/1/15		65,000	68,155
5.35% 4/1/20		115,000	130,552
Burlington Northern Santa Fe 5.65% 5/1/17		55,000	64,883
#ERAC USA Finance 144A 5.25% 10/1/20		215,000	243,702
#Penske Truck Leasing 144A 4.875% 7/11/22		90,000	90,068
			597,360
Total Corporate Bonds (cost $23,313,317)			24,742,076

Non-Agency Asset-Backed Securities – 4.01%
AEP Texas Central Transition Funding Series 2012-1 A2 1.976% 6/1/21		115,000	118,940
•Ally Master Owner Trust Series 2011-1 A1 1.119% 1/15/16		100,000	100,619
•American Express Credit Account Master Trust Series 2010-1 B 0.849% 11/16/15		100,000	100,193
•American Express Issuance Trust Series 2005-2 A 0.319% 8/15/13		230,000	229,996
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	102,156
Bank of America Auto Trust Series 2012-1 A3 0.78% 6/15/16		130,000	130,606
#Cabela's Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18		100,000	104,384
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.299% 11/15/19		100,000	98,938
Series 2007-A7 A7 5.75% 7/15/20		100,000	122,076
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		100,000	104,286
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		6,514	6,520
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.95% 11/25/36		300,000	255,985
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	101,675
Ford Credit Auto Lease Trust Series 2012-A A4 1.03% 4/15/15	USD	115,000	115,775
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		100,000	102,328
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14		75,000	75,240
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18		70,000	71,854
Mid-State Trust Series 11 A1 4.864% 7/15/38		13,251	13,674
#Navistar Financial Owner Trust Series 2012-A A2 144A 0.85% 3/18/15		90,000	90,083
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		96,500	102,515
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.649% 10/15/15		45,000	45,491
#Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17		95,000	95,700
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21		45,000	45,005
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15		70,000	70,260
Total Non-Agency Asset-Backed Securities (cost $2,378,224)			2,404,299

Non-Agency Collateralized Mortgage Obligations – 0.14%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		1,660	1,664
•#GSMPS Mortgage Loan Trust Series 1999-2 A 144A 8.00% 9/19/27		34,697	35,404
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		50,060	50,529
Total Non-Agency Collateralized Mortgage Obligations (cost $86,883)			87,597

ΔRegional Bonds – 2.19%
Australia – 1.74%
New South Wales Treasury
6.00% 4/1/19	AUD	246,000	296,512
6.00% 3/1/22	AUD	110,000	134,241
Queensland Treasury
6.00% 9/14/17	AUD	92,000	107,836
6.25% 6/14/19	AUD	294,000	356,602
6.25% 2/21/20	AUD	127,000	150,536
			1,045,727

Canada – 0.45%
Province of Ontario 3.15% 6/2/22	CAD	248,000	257,258
Province of Quebec 4.25% 12/1/21	CAD	11,000	12,310
			269,568
Total Regional Bonds (cost $1,230,257)			1,315,295

«Senior Secured Loans – 4.83%
Alliance HealthCare Services 7.25% 6/1/16	USD	45,773	42,721
Bausch & Lomb Tranche B 4.75% 4/17/19		60,000	60,056
BNY ConvergEx Group
8.75% 11/29/17		14,779	14,139
8.75% 12/16/17		35,221	33,695
Brickman Group Holdings Tranche B1 5.50% 10/14/16		47,879	48,098
Burlington Coat Factory Warehouse 5.75% 5/1/17		224,076	224,019
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		196,000	172,945
Chrysler Group 6.00% 4/28/17		154,729	157,465
Clear Channel Communications Tranche A 3.639% 7/30/14		88,594	79,809
DaVita Tranche B 4.50% 10/20/16		59,848	59,867
Delos Aircraft 4.75% 3/17/16		200,000	202,247
Dynegy Power 9.25% 8/5/16		59,699	62,259
Emdeon Tranche B 5.00% 11/2/18		109,451	109,880
First Data
5.00% 3/24/17		169,068	164,085
Tranche B2 2.995% 9/24/14		45,000	43,847
Goodman Global Tranche B 5.75% 10/28/16		41,542	41,721
Houghton International Tranche B 6.75% 1/11/16		49,161	49,222
IASIS Healthcare Tranche B 5.00% 4/18/18		29,924	29,943
Immucor Tranche B 7.25% 7/2/18		64,674	65,179
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		49,874	50,030
Lawson Software Tranche B 6.25% 3/16/18		59,850	60,497
Level 3 Financing Tranche B3 5.75% 9/1/18		115,000	115,683
Lord & Taylor 5.75% 12/2/18		149,250	150,130
MultiPlan Tranche B 4.75% 8/26/17		13,067	13,031
Nuveen Investments
5.863% 5/13/17		100,000	99,834
8.25% 3/1/19		65,000	65,569
OSI Restaurant Partners
2.563% 6/13/14		89,189	88,433
2.593% 6/14/13		8,870	8,795
PQ 6.74% 7/30/15		50,000	47,777
Reynolds Group Holdings Tranche C 6.50% 7/7/18		144,134	146,332
Toys R US Tranche B 6.00% 9/1/16		73,998	70,391
Univision Communications 4.489% 3/29/17		168,725	162,003
Visant 5.25% 12/31/16		94,188	91,569
Zayo Group Tranche B 7.125% 3/18/19		65,000	65,853
Total Senior Secured Loans (cost $2,876,353)			2,897,124

ΔSovereign Bonds – 3.94%
Brazil – 0.36%
Brazilian Government International
5.625% 1/7/41		100,000	131,000
8.875% 10/14/19		60,000	87,000
			218,000
Canada – 0.24%
Canadian Government 3.75% 6/1/19	CAD	124,000	141,945
			141,945
Chile – 0.19%
Chile Government International 5.50% 8/5/20	CLP	50,000,000	113,982
			113,982
Finland – 0.14%
Finland Government 4.00% 7/4/25	EUR	56,000	85,185
			85,185
Indonesia – 0.36%
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	829,000,000	96,257
7.00% 5/15/27	IDR	632,000,000	72,562
11.00% 11/15/20	IDR	338,000,000	48,147
			216,966
Mexico – 0.38%
Mexican Bonos 8.00% 12/17/15	MXN	2,012,000	166,379
Mexico Government International 4.75% 3/8/44	USD	50,000	57,875
			224,254
Norway – 0.74%
Norway Government
4.25% 5/19/17	NOK	189,000	35,663
4.50% 5/22/19	NOK	999,000	197,960
5.00% 5/15/15	NOK	1,150,000	210,041
			443,664
Peru – 0.07%
Peru Government International 5.625% 11/18/50	USD	30,000	39,675
			39,675

Philippines – 0.24%
Philippine Government International 9.50% 10/21/24		90,000	144,450
			144,450
Poland – 0.05%
Poland Government 5.75% 10/25/21	PLN	100,000	31,928
			31,928
Russia – 0.08%
Russian-Eurobond 7.50% 3/31/30	USD	40,250	50,063
			50,063
South Africa – 0.51%
South Africa Government
8.00% 12/21/18	ZAR	507,000	66,888
10.50% 12/21/26	ZAR	1,528,000	235,830
			302,718
United Kingdom – 0.58%
United Kingdom Gilt
4.00% 3/7/22	GBP	55,349	106,478
4.25% 12/7/27	GBP	43,000	86,092
4.75% 3/7/20	GBP	79,000	156,937
			349,507
Total Sovereign Bonds (cost $2,226,908)			2,362,337

Supranational Bank – 0.07%
International Bank for Reconstruction & Development 3.375% 4/30/15	NOK	250,000	43,400
Total Supranational Bank (cost $45,927)			43,400

U.S. Treasury Obligations – 11.51%
U.S. Treasury Bond 3.125% 2/15/42	USD	2,625,000	2,925,644
∞U.S. Treasury Note 1.75% 5/15/22		3,890,000	3,982,387
Total U.S. Treasury Obligations (cost $6,752,089)			6,908,031

		Number of
		Shares
Preferred Stock – 0.34%
Alabama Power 5.625%		1,855	48,378
*BB&T 5.85%		1,450	38,193
•PNC Financial Services Group 8.25%		110,000	113,877
•US Bancorp 6.50%		200	5,802
Total Preferred Stock (cost $194,833)			206,250

		Principal
		Amount°
Short-Term Investments – 16.01%
Repurchase Agreements – 16.01%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $5,491,036
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $5,600,831)	USD	5,491,011	5,491,011

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $4,116,007
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $4,198,309)		4,115,989	4,115,989
Total Short-Term Investments (cost $9,607,000)			9,607,000

Total Value of Securities Before Securities Lending Collateral – 111.15%
(cost $64,271,044)			66,707,538

		Number of
		Shares
**Securities Lending Collateral – 0.07%
Investment Companies
Delaware Investments Collateral Fund No. 1		42,986	42,986
@†Mellon GSL Reinvestment Trust II		49,094	0
Total Securities Lending Collateral (cost $92,080)			42,986

Total Value of Securities – 111.22%
(cost $64,363,124)			66,750,524 ©
**Obligation to Return Securities Lending Collateral – (0.15%)			(92,080)
Other Liabilities Net of Receivables and Other Assets – (11.07%)z			(6,640,665)
Net Assets Applicable to 5,740,277 Shares Outstanding – 100.00%			$60,017,779

°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $7,304,602, which represented 12.17% of the Portfolio’s net assets. See Note 5 in "Notes."
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $313,102, which represented 0.52% of the Portfolio’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
**See Note 4 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
©Includes $89,110 of securities loaned.
zOf this amount, $12,912,324 represents payable for securities purchased as of July 31, 2012. Includes foreign currency valued at $100,832 with a cost of $99,946.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(255,035)	USD	261,340	8/31/12	$(5,715)
BAML	BRL	53,196	USD	(25,909)	8/31/12	(143)
BAML	EUR	(392,323)	USD	482,664	8/31/12	(212)
BAML	HUF	(110,613,100)	USD	467,590	8/31/12	(12,991)
BAML	JPY	7,763,900	USD	(97,628)	8/31/12	1,771
BAML	PLN	(404,784)	USD	120,000	8/31/12	(665)
BCLY	EUR	(27,325)	USD	33,611	8/10/12	(12)
CITI	AUD	(183,311)	USD	190,000	8/31/12	(1,949)
CITI	EUR	(85,173)	USD	104,883	8/31/12	51
CITI	HUF	(28,047,420)	USD	118,513	8/31/12	(3,344)
GSC	BRL	418,368	USD	(203,843)	8/31/12	(1,200)
GSC	GBP	(108,495)	USD	168,172	8/31/12	(1,890)
HSBC	AUD	(443,937)	USD	450,019	8/31/12	(14,840)
HSBC	CAD	88,653	USD	(86,744)	8/31/12	1,562
HSBC	JPY	7,308,450	USD	(91,876)	8/31/12	1,692
HSBC	NOK	(319,286)	USD	52,265	8/31/12	(636)
HSBC	TRY	72,640	USD	(40,000)	8/31/12	237
JPMC	BRL	213,000	USD	(103,963)	8/31/12	(793)
JPMC	CAD	(74,371)	USD	72,760	8/31/12	(1,322)
JPMC	CHF	40,360	USD	(41,353)	8/31/12	17
JPMC	EUR	(46,836)	USD	57,599	8/31/12	(48)
JPMC	NOK	(453,396)	USD	74,192	8/31/12	(929)
MSC	BRL	188,208	USD	(91,695)	8/31/12	(533)
MSC	EUR	(120,638)	USD	148,435	8/31/12	(49)
MSC	JPY	(6,420,240)	USD	80,746	8/31/12	(1,451)
MSC	NOK	(387,527)	USD	63,503	8/31/12	(705)
MSC	PLN	(410,149)	USD	118,438	8/31/12	(3,826)
MSC	RUB	2,272,340	USD	(70,000)	8/31/12	135
						$(47,788)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contract to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(28)	Euro-Schatz	$(3,816,334)	$(3,822,033)	9/11/12	$(5,699)
1	Long Gilt	185,074	191,047	9/26/12	5,973
10	U.S. Treasury 10 yr Notes	1,344,966	1,346,563	9/28/12	1,597
					$1,871

Swap Contracts
CDS Contracts

						Unrealized
Swap		Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	750,000	5.00%	6/20/17	$47,983
BAML	Kingdom of Spain 5 yr CDS	USD	147,000	1.00%	12/20/15	8,294
BCLY	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	325,000	5.00%	6/20/17	20,695
BCLY	Kingdom of Belgium 5 yr CDS	USD	44,000	1.00%	6/20/17	(2,027)
	Kingdom of Spain
BCLY	5 yr CDS		151,000	1.00%	3/20/15	13,868
BCLY	5 yr CDS		70,000	1.00%	3/21/16	4,359
	Republic of France
BCLY	5 yr CDS		90,000	0.25%	9/20/16	(2,162)
BCLY	5 yr CDS		59,000	0.25%	6/20/17	(1,344)
BCLY	Russian Federation 5 yr CDS		44,000	1.00%	9/20/17	(797)
GSC	Republic of France 5 yr CDS		39,000	0.25%	9/20/16	(873)
JPMC	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	710,000	5.00%	6/20/17	(112)
JPMC	Kingdom of Spain 5 yr CDS	USD	85,000	1.00%	3/20/17	5,304
JPMC	MeadWestvaco 5 yr CDS		65,000	1.00%	12/20/16	(2,268)
	Republic of France
JPMC	5 yr CDS		65,000	0.25%	9/20/16	(1,547)
JPMC	5 yr CDS		59,000	0.25%	6/20/17	(1,582)
JPMC	5 yr CDS		82,000	0.25%	9/20/17	(819)

	Kingdom of Belgium
MSC	5 yr CDS		126,000	1.00%	12/20/16	(7,659)
MSC	5 yr CDS		44,000	1.00%	3/20/17	(2,975)
	Kingdom of Spain
MSC	5 yr CDS		130,000	1.00%	6/20/16	10,430
MSC	5 yr CDS		220,000	1.00%	3/20/17	12,329
MSC	5 yr CDS		60,000	1.00%	6/20/17	1,146
MSC	Republic of France 5 yr CDS		55,000	0.25%	12/20/16	(1,328)
	Republic of Italy
MSC	5 yr CDS		80,000	1.00%	9/20/16	3,829
MSC	5 yr CDS		44,000	1.00%	3/20/17	(535)
						$102,209
	Protection Sold/Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa		65,000	1.00%	12/20/16	1,860
						1,860
						$104,069

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
S.F. – Single Family
TBA – To be announced
TRY – Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$64,394,838
Aggregate unrealized appreciation	$2,900,713
Aggregate unrealized depreciation	(545,027)
Net unrealized appreciation	$2,355,686

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $3,091,765 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $810,386 expires in 2016 and $2,281,379 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$18,433,854	$192,171	$18,626,025
Corporate Debt	-	27,639,200	-	27,639,200
Foreign Debt	-	3,721,032	-	3,721,032
U.S. Treasury Obligations	-	6,908,031	-	6,908,031
Short-Term Investments	-	9,607,000	-	9,607,000
Preferred Stock	92,373	113,877	-	206,250
Securities Lending Collateral	-	42,986	-	42,986
Total	$92,373	$66,465,981	$192,170	$66,750,524

Foreign Currency Exchange Contracts	$-	$(47,788)	$-	$(47,788)
Futures Contracts	1,871	-	-	1,871
Swap Contracts	-	104,069	-	104,069

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3 Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective and strategies. The Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended July 31, 2012, the Portfolio entered into options contracts in the normal course of pursuing its investment objective and strategies. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options written. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended July 31, 2012 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2011	-	$-
Options written	60	63,461
Options expired	(28)	(25,270)
Options terminated in closing purchase transactions	(32)	(38,191)
Options outstanding at July 31, 2012	-	$-

Swap Contracts – The Portfolio may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2012, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Portfolio received $110,000 in securities collateral for certain open derivatives.

CDS may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

As disclosed in the footnotes to the schedule of investments, at July 31, 2012, the notional value of the protection sold was $65,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2012, the net unrealized appreciation of the protection sold was $1,860.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2012, the value of the securities on loan was $89,110, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $42,986. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its net assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

July 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 91.14%
Brazil – 9.86%
@AES Tiete	14,494	$173,437
CCR	838,200	6,996,075
Cielo	175,208	5,118,762
CPFL Energia	307,480	3,563,855
Diagnosticos da America	184,200	1,036,937
Itau Unibanco Holding ADR	231,100	3,653,691
Redecard	244,500	3,941,913
Transmissora Alianca de Energia Eletrica	26,600	926,351
Vale ADR	367,100	6,508,683
Vale ADR	71,000	1,281,550
		33,201,254
Chile – 3.13%
Banco Santander ADR	49,100	3,690,356
Enersis ADR	345,200	5,713,060
#Inversiones Aguas Metropolitan 144A ADR	31,000	1,131,367
		10,534,783
■China – 21.82%
Beijing Enterprises Holdings	612,499	3,988,781
Belle International Holdings	4,450,515	8,241,536
China BlueChemical Class H	4,483,000	2,948,372
China Construction Bank Class H	5,309,770	3,587,983
China Gas Holdings	6,719,331	3,552,657
*China Merchants Holdings International	1,700,000	5,294,311
China Mobile	655,000	7,682,232
China Resources Power Holdings	2,034,000	4,291,189
China Shenhua Energy Class H	2,066,500	7,754,821
ENN Energy Holdings	522,000	2,002,631
Hengan International Group	439,000	4,166,638
*Huabao International Holdings	4,431,000	1,982,780
Industrial & Commercial Bank of China Class H	5,751,803	3,300,710
Jiangsu Expressway Class H	4,222,000	3,920,073
Sands China	2,303,200	6,816,442
Want Want China Holdings	3,244,000	3,940,716
		73,471,872
Colombia – 0.49%
BanColombia ADR	26,800	1,657,312
		1,657,312
India – 9.74%
Axis Bank	284,414	5,345,048
GAIL India	210,865	1,342,955
HCL Technologies	262,575	2,450,653
Housing Development Finance	550,064	6,842,634
Larsen & Toubro	316,439	7,799,344
Rural Electrification	1,511,947	5,128,265
Tata Motors	960,610	3,911,771
		32,820,670
Indonesia – 6.53%
Astra International	10,054,000	7,451,349
Bank Rakyat Indonesia Persero	9,723,000	7,206,035
Perusahaan Gas Negara	18,266,000	7,348,947
		22,006,331
Kazakhstan – 0.91%
KazMunaiGas Exploration Production GDR	168,699	3,068,635
		3,068,635
Malaysia – 0.67%
Maxis	1,099,300	2,255,245
		2,255,245
Mexico – 4.91%
America Movil ADR	158,600	4,233,034
Compartamos	2,555,600	2,550,741
Grupo Aeroportuario del Pacifico ADR	45,600	1,794,816
Grupo Mexico Series B	2,169,244	6,097,549
Kimberly-Clark de Mexico Class A	887,600	1,846,540
		16,522,680

Peru – 2.25%
Credicorp	65,230	7,562,766
		7,562,766
Philippines – 1.97%
*Philippine Long Distance Telephone ADR	101,700	6,641,010
		6,641,010
Republic of Korea – 7.63%
Hyundai Mobis	37,454	9,921,085
Kangwon Land	125,900	2,594,453
KB Financial Group	133,414	4,265,538
Samsung Electronics	7,697	8,910,976
		25,692,052
Russia – 4.24%
Gazprom ADR	677,429	6,269,605
LUKOIL ADR	142,318	7,998,272
		14,267,877
South Africa – 4.09%
*Clicks Group	420,839	2,777,120
*Life Healthcare Group Holdings	652,353	2,644,248
Sasol	121,219	5,045,740
Tiger Brands	103,294	3,322,954
		13,790,062
Taiwan – 3.99%
HTC	359,000	3,501,269
Quanta Computer	826,000	2,162,939
Taiwan Semiconductor Manufacturing	2,496,588	6,754,297
Wistron	944,292	1,020,302
		13,438,807
Thailand – 4.25%
Kasikornbank Foreign	278,754	1,566,083
Kasikornbank NVDR	1,045,500	5,807,412
PTT	670,300	6,935,972
		14,309,467
Turkey – 4.66%
Tofas Turk Otomobil Fabrikasi	433,139	1,997,656
Tupras Turkiye Petrol Rafinerileri	379,154	8,363,225
*Turkiye Garanti Bankasi	1,371,637	5,348,108
		15,708,989
Total Common Stock (cost $300,256,727)		306,949,812

Preferred Stock – 6.60%
Brazil – 5.41%
AmBev ADR	160,200	6,175,710
Investimentos Itau	1,013,333	4,755,365
Petroleo Brasiliero	767,400	7,299,837
		18,230,912
Republic of Korea – 1.19%
Hyundai Motor 2.91%	27,591	1,827,736
Samsung Electronics 2.25%	3,025	2,164,402
		3,992,138
Total Preferred Stock (cost $20,501,238)		22,223,050

	Principal
	Amount
Short-Term Investments – 2.05%
≠Discount Notes – 0.54%
Fannie Mae 0.10% 8/20/12	$422,523	422,518
Federal Home Loan Bank
0.07% 8/2/12	546,496	546,496
0.08% 8/1/12	60,484	60,484
0.095% 8/24/12	465,116	465,110
0.12% 9/28/12	320,770	320,733
		1,815,341
Repurchase Agreements – 1.30%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $2,504,011
(collateralized by U.S. Government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $2,554,100)	2,504,000	2,504,000

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $1,877,008
(collateralized by U.S. Government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $1,914,520)	1,877,000	1,877,000
		4,381,000
≠U.S. Treasury Obligation – 0.21%
U.S. Treasury Bill 0.076% 8/23/12	702,039	702,017
		702,017
Total Short-Term Investments (cost $6,898,281)		6,898,358

Total Value of Securities Before Securities Lending Collateral – 99.79%
(cost $327,656,246)		336,071,220

	Number of
	Shares
**Securities Lending Collateral – 2.65%
Delaware Investments Collateral Fund No.1	8,931,433	8,931,433
†@Mellon GSL Reinvestment Trust II	546,716	0
Total Securities Lending Collateral (cost $9,478,149)		8,931,433

Total Value of Securities – 102.44%
(cost $337,134,395)		345,002,653	©
**Obligation to Return Securities Lending Collateral – (2.81%)		(9,478,149)
Receivables and Other Assets Net of Other Liabilities – 0.37%		1,246,434	«
Net Assets Applicable to 35,279,488 Shares Outstanding – 100.00%		$336,770,938

ΔSecurities have been classified by country of origin.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $173,437, which represented 0.05% of the Portfolio’s net assets. See Note 5 in “Notes”.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $1,131,367 which represented 0.34% of the Portfolio’s net assets. See Note 5 in “Notes”.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
©Includes $7,286,682 of securities loaned.
«Includes foreign currency valued at $604,298 with a cost of $600,677.

The following foreign currency exchange contracts were outstanding at July 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	(132,924)	USD	64,863	8/2/12	$51
MNB	HKD	885,353	USD	(114,165)	8/1/12	7
MNB	HKD	777,455	USD	(100,271)	8/2/12	(13)
						$45

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”.

Summary of Abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 - October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$339,380,596
Aggregate unrealized appreciation	$42,488,978
Aggregate unrealized depreciation	(36,866,921)
Net unrealized appreciation	$5,622,057

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$305,818,445	$1,131,367	$-	$306,949,812
Other	22,223,050	-	-	22,223,050
Short-Term Investments	-	6,898,358	-	6,898,358
Securities Lending Collateral	-	8,931,433	-	8,931,433
Total	$328,041,495	$16,961,158	$-	$345,002,653

Foreign Currency Exchange Contracts	$-	$45	$-	$45

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Portfolio's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in the collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2012, the value of securities on loan was $7,286,682, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $8,931,433. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Emerging Markets Portfolio II

July 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 94.85%
Argentina – 0.87%
@Cresud ADR	7,700	$65,142
@IRSA Inversiones y Representaciones ADR	3,800	26,600
YPF ADR	8,000	91,280
		183,022
Bahrain – 0.06%
@#Aluminium Bahrain 144A GDR	1,800	12,651
		12,651
Brazil – 14.04%
All America Latina Logistica	15,413	71,127
†B2W Cia Global Do Varejo	11,000	36,167
†Banco Bradesco ADR	5,230	80,228
Banco Santander Brasil ADR	17,500	133,525
*†Brasil Foods ADR	7,000	100,660
*Braskem ADR	4,600	55,890
Centrais Eletricas Brasileiras ADR	4,800	32,784
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	73,602
Cyrela Brazil Realty Empreendimentos e Participacoes	3,280	24,001
*†Fibria Celulose ADR	33,300	256,077
@Gerdau	11,700	86,011
Gerdau ADR	13,000	118,300
*†Gol Linhas Aereas Inteligentes ADR	28,000	130,480
†Hypermarcas	16,100	103,278
Itau Unibanco Holding ADR	28,000	442,680
Petroleo Brasileiro SA ADR	41,300	810,720
Santos Brasil Participacoes	4,800	74,905
Telefonica Brasil Class B ADR	3,255	76,004
Vale ADR	13,100	236,455
		2,942,894
China/Hong Kong – 11.77%
Bank of China	222,000	85,026
China Construction Bank	202,590	136,897
China Mengniu Dairy	52,000	154,903
China Mobile ADR	6,900	401,028
China Telecom	382,000	199,016
*China Unicom Hong Kong ADR	13,900	203,079
CNOOC ADR	1,200	240,360
Industrial & Commercial Bank of China	390,999	224,377
PetroChina ADR	1,600	199,904
*†SINA	1,900	86,279
*†Sohu.com	8,000	280,400
@†Tianjin Development Holdings	56,000	26,864
*Tingyi Cayman Islands Holding	40,000	99,245
Tsingtao Brewery	22,000	129,086
		2,466,464
Guernsey – 0.15%
=@#†Etalon Group 144A GDR	4,800	30,744
		30,744
India – 3.23%
ICICI Bank ADR	2,500	86,550
Mahindra & Mahindra	458	5,777
#Reliance Industries 144A GDR	10,300	272,126
Steel Authority of India	49,589	76,579
Ultratech Cement	2,658	78,439
United Spirits	10,793	157,194
		676,665
Indonesia – 1.42%
Tambang Batubara Bukit Asam Persero	92,000	154,876
United Tractors	64,106	142,533
		297,409
Israel – 0.68%
Israel Chemicals	12,100	143,212
		143,212
Malaysia – 1.67%
@KLCC Property Holdings	106,900	174,147
@†UEM Land Holdings	276,400	176,039
		350,186

Mexico – 7.73%
America Movil Class L ADR	8,300	221,527
*Cemex ADR	48,518	337,685
*†Empresas ICA ADR	22,100	147,849
Fomento Economico Mexicano ADR	2,500	213,550
Grupo Financiero Banorte	23,200	124,498
Grupo Televisa ADR	19,300	439,847
Wal-Mart de Mexico	47,846	134,886
		1,619,842
Peru – 0.75%
Cia de Minas Buenaventura ADR	4,300	156,606
		156,606
Poland – 0.80%
Jastrzebska Spolka Weglowa	2,926	81,886
†Polski Koncern Naftowy Orlen	8,079	86,569
		168,455
Republic of Korea – 21.25%
@KB Financial Group ADR	11,000	344,630
@KCC	1,129	284,579
KT ADR	23,000	327,750
KT&G	5,281	389,068
*†LG Display ADR	8,000	85,520
LG Electronics	2,391	131,956
LG Uplus	21,900	127,836
@Lotte Chilsung Beverage	330	381,464
@Lotte Confectionery	199	277,379
POSCO ADR	1,400	111,342
Samsung Electronics	1,030	1,192,451
Samsung Life Insurance	3,320	272,490
SK Telecom ADR	38,000	527,060
		4,453,525
Russia – 5.54%
Gazprom ADR	29,100	269,321
LUKOIL ADR	3,400	191,080
MMC Norilsk Nickel ADR	3,740	57,783
Mobile Telesystems ADR	4,100	77,695
†Rosneft GDR	24,900	149,898
=Sberbank	109,540	305,145
*VTB Bank GDR	33,800	110,526
		1,161,448
South Africa – 4.87%
*Anglo American Platinum	1,687	86,623
ArcelorMittal South Africa	22,239	120,102
Impala Platinum Holdings	4,413	69,311
Sasol ADR	4,100	170,109
Standard Bank Group	20,774	286,148
Vodacom Group	24,820	287,872
		1,020,165
Taiwan – 5.01%
†Hon Hai Precision Industry	170,376	481,423
Taiwan Semiconductor Manufacturing	63,000	170,441
Taiwan Semiconductor Manufacturing ADR	12,800	178,816
United Microelectronics	519,000	218,417
		1,049,097
Thailand – 2.61%
Bangkok Bank	28,780	179,047
PTT	21,106	218,396
PTT Exploration & Production	9,400	45,352
Siam Cement NVDR	10,000	104,110
		546,905
Turkey – 1.27%
†Turkcell Iletisim Hizmetleri ADR	16,000	220,960
Turkiye Sise ve Cam Fabrikalari	32,654	45,472
		266,432
United Kingdom – 0.60%
Anglo American ADR	8,400	125,031
		125,031
United States – 10.53%
Archer-Daniels-Midland	11,400	297,426
Avon Products	57,100	884,479
Bunge	3,300	217,041
†MEMC Electronic Materials	8,100	15,552
†Yahoo	50,000	792,000
		2,206,498
Total Common Stock (cost $22,762,696)		19,877,251

Exchange-Traded Fund – 0.95%
*iShares MSCI Brazil Index Fund	3,800	199,310
Total Exchange-Traded Fund (cost $266,068)		199,310

	Principal
	Amount (U.S. $)
Short-Term Investments – 4.08%
Repurchase Agreements – 4.08%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $489,261
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $499,044)	$489,258	489,258

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $366,743
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $374,076)	366,742	366,742
		856,000
Total Short-Term Investments (cost $856,000)		856,000

Total Value of Securities Before Securities Lending Collateral – 99.88%
(cost $23,884,764)		20,932,561

	Number of
	Shares
**Securities Lending Collateral – 7.85%
Investment Company
Delaware Investments Collateral Fund No. 1	1,645,419	1,645,419
Total Securities Lending Collateral (cost $1,645,419)		1,645,419

Total Value of Securities – 107.73%
(cost $25,530,183)		22,577,980	©
**Obligation to Return Securities Lending Collateral – (7.85%)		(1,645,419)
Receivables and Other Assets Net of Liabilities – 0.12%		24,616	«
Net Assets Applicable to 2,735,789 Shares Outstanding – 100.00%		$20,957,177

ΔSecurities have been classified by country of origin.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $1,886,250, which represented 9.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $315,521, which represented 1.51% of Portfolio’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2012, the aggregate value of fair valued securities was $335,889, which represented 1.60% of the Portfolio’s net assets. See Note 1 in "Notes."
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $1,696,948 of securities loaned.
«Includes foreign currency valued at $28,725 with a cost of $28,717.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolios' financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolios' prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$25,534,225
Aggregate unrealized appreciation	$1,122,931
Aggregate unrealized depreciation	(4,079,176)
Net unrealized depreciation	$(2,956,245)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Series will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3–inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$19,403,680	$473,571	$19,877,251
Investment Company	199,310	-	199,310
Short-Term Investments	-	856,000	856,000
Securities Lending Collateral	-	1,645,419	1,645,419
Total	$19,602,989	$2,974,991	$22,577,980

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended July 31, 2012, there were transfers between Levels that had a material impact to the Portfolio. $23,606 transferred from level 3 investments to level 2 investments as a result of utilizing a price of a similar asset that had been utilizing an unobservable input. $209,977 transferred from level 1 investments to level 2 investments as a result of utilizing the price of a similar asset with an observable input. $5,492,215 transferred from Level 2 investments into Level 1 investments as a result of the Portfolio utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period.

The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios' exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2012, the value of securities on loan was $1,696,948, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $1,645,419. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

July 31, 2012

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 94.89%
Consumer Discretionary – 16.64%
†DineEquity	12,300	$655,590
Gentex	14,100	225,741
Interval Leisure Group	17,700	324,618
†K12	24,400	441,152
Strayer Education	5,675	412,346
Weight Watchers International	12,825	648,945
		2,708,392
Consumer Staples – 3.28%
†Peet's Coffee & Tea	7,075	533,455
		533,455
Energy – 4.80%
Core Laboratories	7,000	780,920
		780,920
Financials – 17.00%
†Affiliated Managers Group	7,050	786,709
Heartland Payment Systems	22,925	726,723
†IntercontinentalExchange	5,100	669,222
†MSCI Class A	17,650	585,098
		2,767,752
Healthcare – 13.40%
†ABIOMED	20,425	460,584
†athenahealth	5,100	466,650
Perrigo	4,550	518,791
Techne	10,650	735,702
		2,181,727
Producer Durables – 9.16%
Expeditors International of Washington	11,925	424,172
Graco	14,600	669,848
Ritchie Bros Auctioneers	18,900	398,223
		1,492,243
Technology – 26.18%
Blackbaud	21,025	567,255
†NeuStar Class A	14,525	514,330
†Polycom	33,875	296,068
†SBA Communications Class A	13,450	794,356
†Teradata	10,725	725,224
†VeriFone Systems	18,025	654,127
†VeriSign	16,000	710,720
		4,262,080
Utilities – 4.43%
j2 Global	24,100	721,313
		721,313
Total Common Stock (cost $13,114,800)		15,447,882

	Principal
	Amount
Short-Term Investments – 5.27%
≠Discount Notes – 1.58%
Fannie Mae 0.10% 8/20/12	$50,904	50,903
Federal Home Loan Bank
0.07% 8/2/12	66,411	66,412
0.08% 8/1/12	7,204	7,204
0.095% 8/24/12	78,724	78,724
0.12% 9/28/12	54,293	54,286
		257,529
Repurchase Agreements – 3.05%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $284,068
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $289,748)	284,067	284,067

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $212,934
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $217,192)	212,933	212,933
		497,000
≠U.S. Treasury Obligation – 0.64%
U.S. Treasury Bill 0.076% 8/23/12	103,079	103,076
		103,076
Total Short-Term Investments (cost $857,593)		857,605

Total Value of Securities – 100.16%
(cost $13,972,393)		16,305,487
Liabilities Net of Receivables and Other Assets – (0.16%)		(26,163)
Net Assets Applicable to 1,034,843 Shares Outstanding – 100.00%		$16,279,324

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$14,480,389
Aggregate unrealized appreciation	$3,234,651
Aggregate unrealized depreciation	(1,409,553)
Net unrealized appreciation	$1,825,098

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $815,919 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1-inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2-other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3-inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$15,447,882	$-	$15,447,882
Short-Term Investments	-	857,605	857,605
Total	$15,447,882	$857,605	$16,305,487

There were no unobservable inputs used to value investments at the beginning or end of the period.

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. The Portfolio had no securities out on loan as of July 31, 2012.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Real Estate Securities Portfolio

July 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 96.71%
Australia – 10.15%
Centro Retail Australia	318,550	$685,940
CFS Retail Property Trust Group	332,141	690,784
∏Charter Hall Retail REIT	105,565	383,664
Dexus Property Group	744,478	774,180
=@†GPT Group-In Specie	1,337,300	0
Investa Office Fund	169,179	517,123
Westfield Group	136,430	1,433,060
Westfield Retail Trust	213,757	684,817
		5,169,568
Belgium – 0.44%
Cofinimmo	2,068	224,540
		224,540
Canada – 5.69%
Boardwalk Real Estate Investment Trust	13,283	847,400
*Canadian Real Estate Investment Trust	18,868	792,561
First Capital Realty	25,158	465,694
*RioCan Real Estate Investment Trust	27,815	794,081
		2,899,736
China/Hong Kong – 9.16%
*China Overseas Land & Investment	200,164	473,400
Hang Lung Properties	213,642	760,395
Hysan Development	164,169	694,398
Link REIT	189,000	828,675
Sino Land	160,000	274,007
Sun Hung Kai Properties	130,735	1,634,493
		4,665,368
France – 2.17%
Klepierre	13,259	432,626
Unibail-Rodamco	3,493	672,147
		1,104,773
Germany – 0.96%
*Alstria Office REIT	15,539	172,964
Deutsche Wohnen	18,793	313,765
		486,729
Japan – 7.44%
Japan Real Estate Investment	40	378,832
Kenedix Realty Investment	60	193,204
Mitsubishi Estate	68,772	1,246,319
Mitsui Fudosan	74,446	1,453,953
*Nippon Building Fund	53	516,196
		3,788,504
Singapore – 5.67%
*CapitaCommerical Trust	442,097	475,965
CapitaLand	284,145	684,880
Global Logistic Properties	247,000	446,511
Keppel Land	157,000	433,921
*Mapletree Logistics Trust	363,760	296,643
Suntec Real Estate Investment Trust	472,000	547,977
		2,885,897
United Kingdom – 6.26%
Big Yellow Group	80,205	392,251
British Land	63,988	536,110
Derwent London	25,611	782,431
Hammerson	122,725	890,872
Shaftesbury	68,654	585,964
		3,187,628
United States – 48.77%
Apartment Investment & Management	25,464	698,478

AvalonBay Communities	8,557	1,258,649
Boston Properties	12,348	1,369,393
Brandywine Realty Trust	26,182	311,042
BRE Properties	7,870	414,592
Camden Property Trust	11,579	825,698
CBL & Associates Properties	13,674	269,788
DDR	29,548	444,402
*Digital Realty Trust	4,401	343,586
Douglas Emmett	16,315	383,566
Duke Realty	12,557	181,574
EastGroup Properties	7,383	394,843
Education Realty Trust	42,047	492,791
Equity Lifestyle Properties	5,327	383,118
Equity Residential	17,064	1,080,322
Extra Space Storage	17,100	559,854
Federal Realty Investment Trust	5,301	576,007
General Growth Properties	36,435	660,202
HCP	22,140	1,045,229
Healthcare Realty Trust	9,505	233,443
Host Hotels & Resorts	38,936	571,580
Kilroy Realty	7,371	348,943
Kimco Realty	13,062	254,578
LaSalle Hotel Properties	9,805	257,479
Lexington Realty Trust	26,020	232,619
Liberty Property Trust	13,951	506,282
Macerich	19,123	1,116,974
*National Retail Properties	23,991	707,735
ProLogis	13,286	429,536
PS Business Parks	5,337	360,835
Public Storage	7,044	1,049,204
Ramco-Gershenson Properties Trust	19,685	250,787
Regency Centers	10,952	524,053
Simon Property Group	18,925	3,037,273
SL Green Realty	4,975	391,781
Starwood Hotels & Resorts Worldwide	4,934	267,176
†Strategic Hotel & Resorts	20,784	125,951
†Sunstone Hotel Investors	25,778	258,038
Taubman Centers	2,327	180,389
Ventas	20,444	1,374,859
Vornado Realty Trust	7,886	658,481
		24,831,130
Total Common Stock (cost $42,922,545)		49,243,873

Warrant – 0.00%
=Nieuwe Steen Investments	12,954	0
Total Warrant (cost $0)		0

	Principal
	Amount (U.S. $)
Short-Term Investments – 4.57%
≠Discount Notes – 1.71%
Fannie Mae 0.10% 8/20/12	$198,074	198,072
Federal Home Loan Bank
0.07% 8/2/12	141,020	141,020
0.08% 8/1/12	19,488	19,488
0.095% 8/24/12	302,981	302,977
0.12% 9/28/12	208,953	208,929
		870,486
Repurchase Agreements – 1.97%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $573,853
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $585,327)	573,850	573,850

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $430,152
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $438,753)	430,150	430,150
		1,004,000

≠U.S. Treasury Obligation – 0.89%
U.S. Treasury Bill 0.076% 8/23/12	450,783	450,769
		450,769
Total Short-Term Investments (cost $2,325,208)		2,325,255

Total Value of Securities Before Securities Lending Collateral – 101.28%
(cost $45,247,753)		51,569,128

	Number of
	Shares
**Securities Lending Collateral – 7.21%
Investment Companies
Delaware Investments Collateral Fund No.1	3,672,374	3,672,374
@†Mellon GSL Reinvestment Trust II	394,559	0
Total Securities Lending Collateral (cost $4,066,933)		3,672,374

Total Value of Securities – 108.49%
(cost $49,314,686)		55,241,502	©
**Obligation to Return Securities Lending Collateral – (7.99%)		(4,066,933)
Other Liabilities Net of Receivables and Other Assets – (0.50%)		(254,598	)«
Net Assets Applicable to 8,648,195 Shares Outstanding – 100.00%		$50,919,971

ΔSecurities have been classified by country of origin.
∏Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At July 31, 2012, the aggregate value of restricted security was $383,664, which represented 0.75% of the Portfolio's net assets.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in "Notes."
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $3,928,733 of securities loaned.
«Includes foreign currency valued at $6,336 with a cost of $6,350.

The following foreign currency exchange contracts were outstanding at July 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	185,546	USD	(194,453)	8/1/12	$425
MNB	AUD	100,458	USD	(105,521)	8/2/12	(21)
MNB	AUD	147,879	USD	(155,746)	8/3/12	(461)
MNB	GBP	52,654	USD	(83,020)	8/1/12	(485)
MNB	SEK	(1,926,686)	USD	278,318	8/1/12	(4,930)
						$(5,472)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
AUD – Australian Dollar
GBP – British Pound Sterling
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
SEK – Swedish Krona
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Global Real Estate Securities Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$51,200,155
Aggregate unrealized appreciation	$6,919,608
Aggregate unrealized depreciation	(2,878,261)
Net unrealized appreciation	$4,041,347

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $107,663,239 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $53,477,898 expires in 2016, $50,784,384 expires in 2017 and $3,400,957 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$49,243,873	$-	$49,243,873
Short-Term Investments	-	2,325,255	2,325,255
Securities Lending Collateral	-	3,672,374	3,672,374
Total	$49,243,873	$5,997,629-	$55,241,502

Foreign Currency Exchange Contracts	$-	$(5,472)	$(5,472)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended July 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Portfolio. $16,690,961 transferred from Level 2 investments into Level 1 investments as a result of the Portfolio utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the period ended July 31, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Portfolio. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Portfolio's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2012, the value of securities on loan was $3,928,733, for which the Portfolio received collateral, comprised of non-cash collateral valued at $44,639 and cash collateral of $4,066,933. At July 31, 2012, the value of invested collateral was $3,672,374. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Reorganization of The Global Real Estate Securities Portfolio into Delaware Global Real Estate Opportunities Fund
On May 23, 2012, the Board of Trustees responsible for The Global Real Estate Securities Portfolio (the "Reorganizing Fund") approved a proposal to reorganize the Reorganizing Fund with and into a newly organized fund, Delaware Global Real Estate Opportunities Fund (the "Acquiring Fund"), a series of Delaware Group® Adviser Funds. The Acquiring Fund will not commence operations until following the reorganization.

The Reorganizing Fund’s investment objective and policies are substantially similar to those of the Acquiring Fund. Both the Reorganizing Fund and the Acquiring Fund seek maximum long-term total return through a combination of current income and capital appreciation.

The Board of Trustees believes that the reorganization will benefit shareholders of the Reorganizing Fund.

It is anticipated that during the third quarter of 2012, provided consent is obtained from the majority shareholder of the Reorganizing Fund, Reorganizing Fund shareholders will receive an information statement/prospectus providing them with information about the reorganization and the Acquiring Fund. The reorganization is expected to take place on or about September 28, 2012.

7. Subsequent Events
Other than disclosed above, in Note 6, Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

July 31, 2012

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds – 91.26%
Automotive – 3.08%
American Axle & Manufacturing
7.75% 11/15/19	$254,000	$272,733
7.875% 3/1/17	114,000	118,560
ArvinMeritor
8.125% 9/15/15	291,000	300,094
10.625% 3/15/18	144,000	150,660
Chrysler Group 8.25% 6/15/21	1,015,000	1,061,943
#International Automotive Components Group 144A 9.125% 6/1/18	381,000	353,854
#Jaguar Land Rover 144A 8.125% 5/15/21	290,000	309,575
		2,567,419
Banking – 1.60%
•#HBOS Capital Funding 144A 6.071% 6/29/49	743,000	510,813
•Regions Financing Trust ll 6.625% 5/15/47	845,000	828,100
		1,338,913
Basic Industry – 13.18%
*AK Steel 7.625% 5/15/20	234,000	198,900
#APERAM 144A 7.75% 4/1/18	220,000	182,600
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	336,000	299,040
#Essar Steel Algoma 144A 9.875% 6/15/15	447,000	368,775
#FMG Resources August 2006 144A
6.875% 2/1/18	128,000	129,760
6.875% 4/1/22	411,000	411,514
7.00% 11/1/15	231,000	237,930
#HD Supply 144A 11.00% 4/15/20	375,000	409,688
Headwaters 7.625% 4/1/19	333,000	334,249
Hexion US Finance
8.875% 2/1/18	62,000	63,085
9.00% 11/15/20	191,000	162,350
Immucor 11.125% 8/15/19	344,000	382,700
*#INEOS Group Holdings 144A 8.50% 2/15/16	980,000	891,799
#Inmet Mining 144A 8.75% 6/1/20	409,000	404,910
Interface 7.625% 12/1/18	269,000	289,175
#JMC Steel Group 144A 8.25% 3/15/18	345,000	347,588
#Kinove German Bondco 144A 9.625% 6/15/18	350,000	368,375
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	373,000	386,988
LyondellBasell Industries
*5.75% 4/15/24	255,000	290,063
6.00% 11/15/21	155,000	179,025
#MacDermid 144A 9.50% 4/15/17	412,000	431,569
#Masonite International 144A 8.25% 4/15/21	495,000	517,274
Millar Western Forest Products 8.50% 4/1/21	263,000	203,825
Momentive Performance Materials
*9.00% 1/15/21	235,000	172,725
11.50% 12/1/16	281,000	194,593
#Murray Energy 144A 10.25% 10/15/15	353,000	315,935
Norcraft Finance 10.50% 12/15/15	250,000	256,250
Nortek 8.50% 4/15/21	394,000	407,790
Ply Gem Industries 13.125% 7/15/14	210,000	217,350
=@PT Holdings 12.431% 8/27/12	12,785	5,817
Ryerson
•7.841% 11/1/14	153,000	149,175
12.00% 11/1/15	287,000	289,870

^Ryerson Holding 28.653% 2/1/15	648,000	333,720
#Sappi Papier Holding 144A 8.375% 6/15/19	400,000	411,500
#Taminco Global Chemical 144A 9.75% 3/31/20	710,000	749,049
		10,994,956
Capital Goods – 4.69%
Anixter 10.00% 3/15/14	9,000	9,810
Berry Plastics
*9.75% 1/15/21	228,000	256,500
10.25% 3/1/16	198,000	205,425
#Consolidated Container 144A 10.125% 7/15/20	416,000	435,760
#DAE Aviation Holdings 144A 11.25% 8/1/15	331,000	342,585
Kratos Defense & Security Solutions 10.00% 6/1/17	357,000	385,560
Manitowoc 9.50% 2/15/18	290,000	321,175
Mueller Water Products 7.375% 6/1/17	375,000	382,500
Reynolds Group Issuer
8.25% 2/15/21	100,000	98,750
9.00% 4/15/19	325,000	332,313
9.875% 8/15/19	545,000	580,424
#144A 9.875% 8/15/19	110,000	116,738
#Sealed Air 144A
8.125% 9/15/19	82,000	92,455
8.375% 9/15/21	113,000	129,385
TriMas 9.75% 12/15/17	202,000	226,240
		3,915,620
Consumer Cyclical – 6.82%
Burlington Coat Factory Warehouse 10.00% 2/15/19	436,000	464,885
CKE Restaurants 11.375% 7/15/18	273,000	314,974
Dave & Buster's
^#144A 10.004% 2/15/16	540,000	384,075
11.00% 6/1/18	431,000	476,793
DineEquity 9.50% 10/30/18	531,000	589,409
Express 8.75% 3/1/18	222,000	240,593
#Landry's 144A 9.375% 5/1/20	427,000	447,816
Levi Strauss
6.875% 5/1/22	2,000	2,068
*7.625% 5/15/20	150,000	160,688
Michaels Stores
11.375% 11/1/16	115,000	122,332
13.00% 11/1/16	130,000	139,101
OSI Restaurant Partners 10.00% 6/15/15	180,000	185,402
#Pantry 144A 8.375% 8/1/20	430,000	438,063
*Quiksilver 6.875% 4/15/15	153,000	144,585
*Rite Aid 9.25% 3/15/20	392,000	397,880
Sealy Mattress 8.25% 6/15/14	400,000	397,500
Tops Holdings 10.125% 10/15/15	349,000	371,685
#Wok Acquisition 144A 10.25% 6/30/20	389,000	410,395
		5,688,244
Consumer Non-Cyclical – 3.06%
Dean Foods 7.00% 6/1/16	253,000	261,855
Del Monte 7.625% 2/15/19	407,000	405,983
#JBS USA 144A 8.25% 2/1/20	376,000	375,511
NBTY 9.00% 10/1/18	470,000	524,050
#PC Merger Sub 144A 8.875% 8/1/20	460,000	478,400
Scotts Miracle-Gro 6.625% 12/15/20	77,000	83,930
Smithfield Foods 6.625% 8/15/22	195,000	202,800
Visant 10.00% 10/1/17	220,000	222,750
		2,555,279
Energy – 11.83%
American Petroleum Tankers Parent 10.25% 5/1/15	297,000	311,850
AmeriGas Finance 7.00% 5/20/22	335,000	356,775

AmeriGas Partners 6.50% 5/20/21	9,000	9,405
Antero Resources Finance 9.375% 12/1/17	330,000	366,300
Calumet Specialty Products Partners 9.375% 5/1/19	578,000	601,119
Chaparral Energy 8.25% 9/1/21	459,000	500,309
*Chesapeake Energy
6.125% 2/15/21	72,000	70,740
6.625% 8/15/20	387,000	387,000
Comstock Resources 7.75% 4/1/19	222,000	215,340
Copano Energy
7.125% 4/1/21	110,000	114,675
7.75% 6/1/18	234,000	246,285
Crosstex Energy
#144A 7.125% 6/1/22	217,000	213,203
8.875% 2/15/18	257,000	272,902
#Eagle Rock Energy Partners 144A 8.375% 6/1/19	215,000	212,581
Frontier Oil 6.875% 11/15/18	49,000	52,185
#Helix Energy Solutions Group 144A 9.50% 1/15/16	87,000	91,241
#Hercules Offshore 144A
7.125% 4/1/17	65,000	65,244
10.50% 10/15/17	536,000	541,359
#Hilcorp Energy I 144A 8.00% 2/15/20	362,000	400,915
Holly 9.875% 6/15/17	188,000	209,150
#Holly Energy Partners 144A 6.50% 3/1/20	112,000	117,320
#Key Energy 144A 6.75% 3/1/21	225,000	225,563
#Kodiak Oil & Gas 144A 8.125% 12/1/19	390,000	415,838
Laredo Petroleum
#144A 7.375% 5/1/22	105,000	111,300
9.50% 2/15/19	394,000	447,190
Linn Energy
#144A 6.50% 5/15/19	58,000	58,145
8.625% 4/15/20	306,000	333,540
Oasis Petroleum 7.25% 2/1/19	315,000	329,175
Offshore Group Investments
11.50% 8/1/15	294,000	324,870
#144A 11.50% 8/1/15	93,000	102,765
Petroleum Development 12.00% 2/15/18	240,000	255,600
Pioneer Drill 9.875% 3/15/18	429,000	463,320
*Quicksilver Resources 9.125% 8/15/19	226,000	202,270
Range Resources 5.00% 8/15/22	394,000	406,313
#Samson Investment 144A 9.75% 2/15/20	380,000	394,725
SandRidge Energy
7.50% 3/15/21	78,000	79,950
#144A 8.125% 10/15/22	248,000	258,230
8.75% 1/15/20	99,000	105,930
		9,870,622
Financials – 2.50%
E Trade Financial 12.50% 11/30/17	313,000	359,950
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65	135,000	93,825
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	250,000	188,750
International Lease Finance 5.875% 4/1/19	393,000	410,597
#Neuberger Berman Group 144A
5.625% 3/15/20	75,000	78,938
5.875% 3/15/22	150,000	159,375
Nuveen Investments 10.50% 11/15/15	779,000	794,580
		2,086,015
Healthcare – 5.51%
Alere 9.00% 5/15/16	338,000	352,365
#AMGH Merger Sub 144A 9.25% 11/1/18	347,000	374,760
Community Health Systems
7.125% 7/15/20	265,000	277,919
8.00% 11/15/19	339,000	368,663
HCA 7.50% 2/15/22	44,000	49,610

HCA Holdings 7.75% 5/15/21	155,000	169,531
HealthSouth 7.75% 9/15/22	79,000	86,308
#Hologic 144A 6.25% 8/1/20	415,000	439,899
#Kinetic Concepts 144A
10.50% 11/1/18	330,000	350,625
12.50% 11/1/19	286,000	265,980
LVB Acquisition 11.625% 10/15/17	390,000	421,688
#MultiPlan 144A 9.875% 9/1/18	540,000	596,024
Radnet Management 10.375% 4/1/18	294,000	296,940
#STHI Holding 144A 8.00% 3/15/18	344,000	366,360
#Truven Health Analytics 144A 10.625% 6/1/20	169,000	180,408
		4,597,080
Insurance – 2.87%
•American International Group 8.175% 5/15/58	548,000	627,460
•ING Groep 5.775% 12/29/49	888,000	788,100
•#Liberty Mutual Group 144A 7.00% 3/15/37	531,000	480,555
•XL Group 6.50% 12/31/49	572,000	499,070
		2,395,185
Media – 7.39%
Affinion Group 7.875% 12/15/18	474,000	400,530
AMC Networks 7.75% 7/15/21	360,000	409,500
Cablevision Systems 8.00% 4/15/20	330,000	367,125
CCO Holdings
7.00% 1/15/19	33,000	36,383
8.125% 4/30/20	457,000	518,695
Clear Channel Communications 9.00% 3/1/21	827,000	694,680
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20	317,000	304,393
DISH DBS
#144A 5.875% 7/15/22	135,000	139,725
7.875% 9/1/19	289,000	337,408
Entravision Communications 8.75% 8/1/17	207,000	221,490
MDC Partners 11.00% 11/1/16	474,000	511,920
#Nara Cable Funding 144A 8.875% 12/1/18	200,000	177,000
Nexstar Broadcasting 8.875% 4/15/17	323,000	343,995
#ONO Finance II 144A 10.875% 7/15/19	565,000	437,875
#Univision Communications 144A 8.50% 5/15/21	805,000	817,074
#UPC Holding 144A 9.875% 4/15/18	300,000	333,000
Virgin Media Finance 8.375% 10/15/19	100,000	113,625
		6,164,418
Services – 9.75%
#Caesars Entertainment Operating 144A 8.50% 2/15/20	408,000	410,549
Cardtronics 8.25% 9/1/18	160,000	178,400
#Carlson Wagonlit 144A 6.875% 6/15/19	335,000	347,563
Casella Waste Systems
7.75% 2/15/19	428,000	426,929
11.00% 7/15/14	163,000	173,595
CityCenter Holdings PIK 10.75% 1/15/17	215,000	227,631
#Delta Air Lines 144A 12.25% 3/15/15	260,000	283,400
#Equinox Holdings 144A 9.50% 2/1/16	321,000	342,266
Geo Group 6.625% 2/15/21	83,000	87,773
Iron Mountain 8.375% 8/15/21	7,000	7,788
Kansas City Southern de Mexico
6.125% 6/15/21	105,000	117,600
8.00% 2/1/18	215,000	242,413
M/I Homes 8.625% 11/15/18	578,000	618,459
#Meritage Homes 144A 7.00% 4/1/22	86,000	89,870
MGM Resorts International
7.75% 3/15/22	286,000	288,145
11.375% 3/1/18	805,000	933,799
#Monitronics International 144A 9.125% 4/1/20	182,000	177,450
NCL 9.50% 11/15/18	70,000	77,000
PHH 9.25% 3/1/16	307,000	333,095

Pinnacle Entertainment
7.75% 4/1/22	163,000	175,225
8.75% 5/15/20	27,000	29,498
Seven Seas Cruises 9.125% 5/15/19	381,000	399,098
Standard Pacific
8.375% 5/15/18	28,000	31,360
10.75% 9/15/16	143,000	172,673
Swift Services Holdings 10.00% 11/15/18	133,000	145,303
#Taylor Morrison Communities 144A 7.75% 4/15/20	384,000	409,919
#United Air Lines 144A
9.875% 8/1/13	19,000	19,760
12.00% 11/1/13	387,000	405,383
UR Merger Sub
#144A 5.75% 7/15/18	75,000	78,563
#144A 7.625% 4/15/22	108,000	115,155
8.25% 2/1/21	291,000	317,190
10.25% 11/15/19	68,000	77,010
West 7.875% 1/15/19	366,000	392,078
		8,131,940
Technology – 8.08%
Advanced Micro Devices 7.75% 8/1/20	522,000	549,405
Aspect Software 10.625% 5/15/17	338,000	361,660
Avaya
9.75% 11/1/15	56,000	43,960
10.125% 11/1/15	374,000	296,395
CDW 12.535% 10/12/17	516,000	555,990
Fidelity National Information Services 7.875% 7/15/20	8,000	9,060
First Data
10.55% 9/24/15	50,000	51,500
11.25% 3/31/16	1,219,000	1,167,192
GXS Worldwide 9.75% 6/15/15	401,000	412,028
iGate 9.00% 5/1/16	363,000	386,595
#j2 Global 144A 8.00% 8/1/20	620,000	626,975
#Kemet 144A 10.50% 5/1/18	502,000	504,510
#Lawson Software 144A 9.375% 4/1/19	575,000	618,125
MagnaChip Semiconductor 10.50% 4/15/18	367,000	409,205
#Viasystems 144A 7.875% 5/1/19	396,000	391,050
#Zayo Group 144A 10.125% 7/1/20	336,000	360,360
		6,744,010
Telecommunications – 9.09%
#Clearwire Communications 144A 12.00% 12/1/15	658,000	623,780
#Columbus International 144A 11.50% 11/20/14	310,000	338,675
Cricket Communications
7.75% 5/15/16	21,000	22,365
7.75% 10/15/20	221,000	212,160
#Digicel Group 144A
8.875% 1/15/15	155,000	158,488
10.50% 4/15/18	415,000	447,162
Hughes Satellite Systems 7.625% 6/15/21	390,000	432,899
#Integra Telecom Holdings 144A 10.75% 4/15/16	277,000	278,385
Intelsat Bermuda
11.25% 2/4/17	690,000	720,187
PIK 11.50% 2/4/17	391,432	408,556
Intelsat Jackson Holdings
#144A 7.25% 10/15/20	185,000	197,488
7.50% 4/1/21	32,000	34,400
Level 3 Communications
#144A 8.875% 6/1/19	210,000	214,463
11.875% 2/1/19	363,000	405,653
Level 3 Financing 10.00% 2/1/18	185,000	203,038
MetroPCS Wireless 6.625% 11/15/20	354,000	358,868
NII Capital
7.625% 4/1/21	167,000	128,590
8.875% 12/15/19	12,000	9,600

PAETEC Holding 9.875% 12/1/18	229,000	259,343
Satmex Escrow
9.50% 5/15/17	180,000	190,350
#144A 9.50% 5/15/17	19,000	20,093
Sprint Capital 8.75% 3/15/32	235,000	235,000
Sprint Nextel
8.375% 8/15/17	326,000	357,785
#144A 9.125% 3/1/17	455,000	508,462
Telesat Canada 12.50% 11/1/17	232,000	259,840
#Wind Acquisition Finance 144A
7.25% 2/15/18	420,000	374,800
11.75% 7/15/17	210,000	175,350
Windstream 7.50% 4/1/23	10,000	10,450
		7,586,230
Utilities – 1.81%
#AES 144A 7.375% 7/1/21	186,000	213,668
#Calpine 144A
7.50% 2/15/21	223,000	249,203
7.875% 1/15/23	146,000	166,805
Elwood Energy 8.159% 7/5/26	51,202	51,138
GenOn Energy 9.875% 10/15/20	289,000	317,899
Mirant Americas Generation 8.50% 10/1/21	120,000	125,400
NRG Energy 7.875% 5/15/21	213,000	227,378
•Puget Sound Energy 6.974% 6/1/67	155,000	163,096
		1,514,587
Total Corporate Bonds (cost $74,669,615)		76,150,518

«Senior Secured Loans – 2.22%
Brock Holdings III 10.00% 2/15/18	80,000	79,600
@Constellation Brands 6.50% 6/28/20	810,000	810,000
Dynegy Power 1st Lien 9.25% 8/5/16	138,950	144,907
PQ 6.74% 7/30/15	145,000	138,553
WideOpenWest Finance 6.25% 4/18/18	260,000	257,920
Wolverine World Wide 5.75% 5/1/13	425,000	425,000
Total Senior Secured Loans (cost $1,825,458)		1,855,980

	Number of
	Shares
Common Stock – 0.12%
†Alliance HealthCare Services	5,166	4,184
=†Century Communications	60,000	0
†DIRECTV Class A	1,200	59,593
†Flextronics International	3,700	23,717
†GenOn Energy	59	140
†GeoEye	450	11,444
=∏†PT Holdings	40	0
Total Common Stock (cost $110,650)		99,078

Preferred Stock – 0.77%
Ally Financial
#144A 7.00%	400	359,475
•∏8.50%	5,000	116,250
•GMAC Capital Trust I 8.25%	7,000	170,660
=†PT Holdings	8	0
Total Preferred Stock (cost $530,012)		646,385

Warrant – 0.00%
=∏@†PT Holdings	8	0
Total Warrant (cost $192)		0

	Principal
	Amount (U.S. $)
Short-Term Investments – 6.25%
Repurchase Agreements – 6.25%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $2,979,574
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $3,039,152)	$2,979,561	2,979,561

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $2,233,449
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $2,278,108)	2,233,439	2,233,439
Total Short-Term Investments (cost $5,213,000)		5,213,000

Total Value of Securities Before Securities Lending Collateral – 100.62%
(cost $82,348,927)		83,964,961

	Number of
	Shares
**Securities Lending Collateral – 0.03%
Investment Companies
Delaware Investments Collateral Fund No.1	27,204	27,204
@†Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral (cost $58,400)		27,204

Total Value of Securities – 100.65%
(cost $82,407,327)		83,992,165 ©
**Obligation to Return Securities Lending Collateral – (0.07%)		(58,400)
Other Liabilities Net of Receivables and Other Assets – (0.58%)		(487,354)
Net Assets Applicable to 10,415,981 Shares Outstanding – 100.00%		$83,446,411

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $30,189,909, which represented 36.18% of the Portfolio’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2012, the aggregate value of fair valued securities was $5,817, which represented 0.01% of the Portfolio’s net assets. See Note 1 in "Notes."
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $815,817, which represented 0.98% of the Portfolio’s net assets. See Note 4 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2012.
†Non income producing security.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2012, the aggregate value of restricted securities was $116,250, which represented 0.14% of the Portfolio’s net assets.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $56,002 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$82,483,905
Aggregate unrealized appreciation	$2,764,984
Aggregate unrealized depreciation	(1,256,724)
Net unrealized appreciation	$1,508,260

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $2,817,600 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $602,259 expires in 2016 and $2,215,341 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$99,078	$-	$-	$99,078
Corporate Debt	-	78,000,681	5,817	78,006,498
Short-Term Investments	-	5,213,000	-	5,213,000
Securities Lending Collateral	-	27,204	-	27,204
Other	286,910	359,475	-	646,385
Total	$385,988	$83,600,360	$5,817	$83,992,165

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Portfolio's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2012, the value of securities on loan was $56,002, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $27,204. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

July 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.43%
Australia – 5.53%
Amcor	1,048,331	$8,302,796
AMP	2,251,219	9,482,367
QBE Insurance Group	626,112	9,233,657
		27,018,820
Belgium – 0.00%
✗†Fortis VVPR Strip	732,357	901
		901
France – 16.00%
Carrefour	497,498	8,927,430
Cie de Saint-Gobain	304,881	9,212,710
France Telecom	1,124,882	15,071,744
†GDF Suez	162,519	200
Sanofi	198,144	16,204,488
Societe Generale	160,004	3,545,465
Total	272,259	12,596,692
Vallourec	109,977	4,568,072
Vinci	188,240	8,001,817
		78,128,618
Germany – 6.22%
Daimler	56,665	2,838,211
Deutsche Telekom	1,124,988	12,702,152
RWE	376,202	14,811,524
		30,351,887
Israel – 2.47%
Teva Pharmaceutical Industries ADR	295,416	12,079,560
		12,079,560
Italy – 3.32%
ENI	558,133	11,564,010
Intesa Sanpaolo	3,650,149	4,639,163
		16,203,173
Japan – 21.33%
Astellas Pharma	281,700	13,447,762
Canon	384,600	13,043,962
Hoya	223,900	5,003,256
Kao	419,600	11,390,179
Nintendo	33,300	3,729,123
Seven & I Holdings	430,473	13,690,732
Shin-Etsu Chemical	65,500	3,336,405
Takeda Pharmaceutical	289,800	13,352,275
Tokio Marine Holdings	444,652	10,311,761
Tokyo Electron	123,700	5,818,103
Toyota Motor	230,400	8,905,203
*Trend Micro	70,800	2,116,706
		104,145,467
Netherlands – 5.18%
†ING Groep CVA	773,949	5,123,940
Koninklijke Ahold	1,017,518	12,387,583
*Reed Elsevier	662,575	7,781,891
		25,293,414
Singapore – 4.65%
Jardine Matheson Holdings	110,815	5,801,165
Singapore Telecommunications	2,939,602	8,455,209
United Overseas Bank	524,642	8,430,354
		22,686,728
Spain – 5.64%
†Banco Santander	868,457	5,289,103
Iberdrola	3,163,761	11,482,974
Telefonica	948,833	10,771,569
		27,543,646

Switzerland – 7.51%
*†ABB	555,955	9,725,725
Novartis	262,196	15,387,751
†Zurich Insurance Group	51,861	11,563,619
		36,677,095
Taiwan – 1.57%
Taiwan Semiconductor Manufacturing ADR	549,332	7,674,168
		7,674,168
United Kingdom – 20.01%
BG Group	455,388	9,008,417
BP	1,742,054	11,606,711
Compass Group	951,269	10,221,588
GlaxoSmithKline	570,900	13,141,397
Royal Dutch Shell Class A	337,985	11,522,922
TESCO	2,983,449	14,876,126
Unilever	430,153	15,447,407
Vodafone Group	4,148,564	11,874,248
		97,698,816
Total Common Stock (cost $520,370,056)		485,502,293

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.46%
≠Discount Notes – 0.12%
Fannie Mae 0.10% 8/20/12	$237,996	237,994
Federal Home Loan Bank
0.07% 8/2/12	322,908	322,908
0.08% 8/1/12	32,643	32,643
		593,545
Repurchase Agreements – 0.27%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $756,182
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $771,302)	756,179	756,179

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $566,824
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $578,158)	566,821	566,821
		1,323,000
≠U.S. Treasury Obligation – 0.07%
U.S. Treasury Bill 0.076% 8/23/12	346,756	346,745
		346,745
Total Short-Term Investments (cost $2,263,275)		2,263,290

Total Value of Securities Before Securities Lending Collateral – 99.89%
(cost $522,633,331)		487,765,583

	Number of
	Shares
**Securities Lending Collateral – 1.49%
Investment Companies
Delaware Investments Collateral Fund No.1	7,255,488	7,255,488
@†Mellon GSL Reinvestment Trust II	1,430,950	0
Total Securities Lending Collateral (cost $8,686,438)		7,255,488

Total Value of Securities – 101.38%
(cost $531,319,769)		495,021,071	©

**Obligation to Return Securities Lending Collateral – (1.78%)		(8,686,438)
Receivables and Other Assets Net of Other Liabilities – 0.40%		1,968,497	«
Net Assets Applicable to 40,371,659 Shares Outstanding – 100.00%		$488,303,130

ΔSecurities have been classified by country of origin.
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $0, which represented 0% of the Portfolio’s net assets. See Note 5 in “Notes.”
©Includes $8,262,110 of securities loaned.
«Includes foreign currency valued at $646,982 with a cost of $779,353.

The following foreign currency exchange contract was outstanding at July 31, 2012:1

Foreign Currency Exchange Contract

					Unrealized
	Contract to		In Exchange	Settlement	Appreciation
Counterparty	Receive (Deliver)		For	Date	(Depreciation)
MNB	AUD	(21,463,000)	USD 22,214,742	10/31/12	$(140,178)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CVA – Dutch Certificate
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$537,348,401
Aggregate unrealized appreciation	$79,653,259
Aggregate unrealized depreciation	(121,980,589)
Net unrealized appreciation	$(42,327,330)

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $169,891,479 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $156,031,998 expires in 2017 and 13,859,481 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$485,502,293	$-	$485,502,293
Short-Term Investments	-	2,263,290	2,263,290
Securities Lending Collateral	-	7,255,488	7,255,488
Total	$485,502,293	$9,518,778	$495,021,071

Foreign Currency Exchange Contracts	$-	$(140,178)	$(140,178)

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets.

During the period ended July 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Portfolio. $530,384,574 transferred from Level 2 investments into Level 1 investments as a result of the Portfolio utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the period ended July 31, 2012, there were no transfers into or out of Level 3 investments that had a material impact to the Portfolio. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Portfolio's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2012, the value of securities on loan was $8,262,110, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $7,255,488. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

July 31, 2012

	Number of	Value
	Shares	(U.S.$)
ΔCommon Stock – 99.70%
Australia – 6.28%
Amcor	1,264,320	$10,013,432
AMP	2,377,470	10,014,149
QBE Insurance Group	739,340	10,903,500
		30,931,081
Belgium – 0.00%
✗†Ageas VVPR Strip	305,506	376
		376
France – 17.85%
Carrefour	494,625	8,875,875
Cie de Saint-Gobain	310,078	9,369,750
France Telecom	1,135,516	15,214,224
GDF Suez	591,996	13,245,268
†GDF Suez Strip	101,871	125
Sanofi-Aventis	204,505	16,724,698
Societe Generale	165,247	3,661,643
Total	172,024	7,959,088
Vallourec	112,025	4,653,139
Vinci	193,118	8,209,174
		87,912,984
Germany – 3.90%
Daimler	55,224	2,766,035
RWE	417,120	16,422,515
		19,188,550
Israel – 2.60%
Teva Pharmaceutical Industries ADR	312,600	12,782,214
		12,782,214
Italy – 1.11%
Intesa Sanpaolo	4,289,670	5,451,963
		5,451,963
Japan – 21.35%
Astellas Pharma	281,900	13,457,311
Canon	414,200	14,047,866
Hoya	259,600	5,801,006
*Kao	432,600	11,743,068
Nintendo	37,000	4,143,470
Seven & I Holdings	555,800	17,676,623
Shin-Etsu Chemical	78,100	3,978,217
Takeda Pharmaceutical	303,700	13,992,705
Tokio Marine Holdings	528,600	12,258,568
Tokyo Electron	123,800	5,822,807
Trend Micro	74,600	2,230,314
		105,151,955
Netherlands – 5.92%
†ING Groep CVA	816,884	5,408,191
Koninklijke Ahold	1,138,347	13,858,593
*Reed Elsevier	840,664	9,873,532
		29,140,316
Singapore – 5.42%
Singapore Telecommunications	3,985,000	11,462,098
United Overseas Bank	946,705	15,212,389
		26,674,487
Spain – 5.67%
Banco Santander	898,415	5,471,554
Iberdrola	3,212,730	11,660,708
Telefonica	953,190	10,821,032
		27,953,294
Switzerland – 7.81%
ABB	539,081	9,430,536

Novartis	284,985	16,725,191
Zurich Financial Services	55,267	12,323,066
		38,478,793
United Kingdom – 21.79%
BG Group	719,152	14,226,157
BP	2,171,252	14,466,311
Compass Group	980,024	10,530,566
GlaxoSmithKline	675,241	15,543,195
Royal Dutch Shell Class A	467,572	15,940,932
Sainsbury (J.)	1,104,640	5,598,014
Unilever	374,515	13,449,367
Vodafone Group	6,135,503	17,561,375
		107,315,917
Total Common Stock (cost $549,527,025)		490,981,930

	Principal
	Amount (U.S.$)
Short-Term Investments – 0.22%
≠ Discount Notes – 0.15%
Fannie Mae 0.10% 8/20/12	$324,307	324,304
Federal Home Loan Bank
0.07% 8/2/12	279,426	279,426
0.08% 8/1/12	30,327	30,327
0.095% 8/24/12	74,440	74,439
0.12% 9/28/12	51,338	51,332
		759,828
Repurchase Agreements – 0.04%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $102,310
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $104,356)	102,310	102,310

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $76,690
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $78,224)	76,690	76,690
		179,000
≠ U.S. Treasury Obligation – 0.03%
U.S. Treasury Bill 0.076% 8/23/12	120,891	120,887
		120,887
Total Short-Term Investments (cost $1,059,691)		1,059,715

Total Value of Securities Before Securities Lending Collateral – 99.92%
(cost $550,586,716)		492,041,645

	Number of
	Shares
**Securities Lending Collateral – 1.99%
Investment Companies
Delaware Investments Collateral Fund No.1	9,783,825	9,783,825
†@Mellon GSL Reinvestment Trust II	494,977	0
Total Securities Lending Collateral (cost $10,278,802)		9,783,825

Total Value of Securities – 101.91%
(cost $560,865,518)		501,825,470	©
**Obligation to Return Securities Lending Collateral – (2.09%)		(10,278,802)
«Receivables and Other Assets Net of Other Liabilities – 0.18%		909,529
Net Assets Applicable to 41,085,555 Shares Outstanding – 100.00%		$492,456,197

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $9,775,200 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
«Includes foreign currency valued at $122,239 with a cost of $122,754.

The following foreign currency exchange contracts were outstanding at July 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(25,070,500)	USD	25,948,594	10/31/12	$(163,739)
MNB	JPY	28,761,897	USD	(367,799)	8/2/12	314
						$(163,425)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CVA – Dutch Certificate
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolios’ prospectuses. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$564,587,368
Aggregate unrealized appreciation	$82,959,785
Aggregate unrealized depreciation	(145,721,683)
Net unrealized depreciation	$(62,761,898)

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $90,062,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $71,586,349 expires in 2017 and $18,475,802 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$490,981,930	$-	$-	$490,981,930
Short-Term Investments	-	1,059,715	-	1,059,715
Securities Lending Collateral	-	9,783,825	-	9,783,825
Total	$490,981,930	$10,843,540	$-	$501,825,470

Foreign Currency Exchange Contracts	$-	$(163,425)	$-	$(163,425)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended July 31, 2012, there were transfers between Level 1 investments and Level 2 investments that had a material impact to the Portfolio. $509,118,573.96 transferred from Level 2 investments into Level 1 investments as a result of the Portfolio utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2012, the value of the securities on loan was $9,775,200, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $9,783,825. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Growth Equity Portfolio

July 31, 2012

	Number of
	Shares	Value
²Common Stock – 96.74%
Consumer Discretionary – 11.35%
†Apollo Group Class A	72,475	$1,971,320
*†Liberty Interactive Class A	147,025	2,753,778
NIKE Class B	56,500	5,274,275
†priceline.com	13,550	8,966,577
Staples	301,325	3,838,881
		22,804,831
Consumer Staples – 2.49%
Walgreen	137,600	5,003,136
		5,003,136
Energy – 8.17%
EOG Resources	95,200	9,330,552
Kinder Morgan	197,946	7,088,446
		16,418,998
Financial Services – 18.96%
CME Group	80,750	4,207,883
†IntercontinentalExchange	54,700	7,177,734
MasterCard Class A	22,665	9,894,859
Progressive	320,725	6,331,112
Visa Class A	81,375	10,503,070
		38,114,658
Healthcare – 9.90%
Allergan	100,025	8,209,051
Novo Nordisk ADR	47,675	7,367,695
Perrigo	37,850	4,315,657
		19,892,403
Materials & Processing – 2.80%
Syngenta ADR	82,575	5,618,403
		5,618,403
Producer Durables – 2.21%
Caterpillar	34,875	2,936,824
Expeditors International of Washington	42,325	1,505,500
		4,442,324
Technology – 40.86%
†Adobe Systems	215,575	6,656,956
†Apple	29,200	17,834,192
†BMC Software	180,425	7,144,830
†Crown Castle International	174,750	10,813,530
†Google Class A	13,365	8,459,644
Intuit	135,200	7,844,304
†Polycom	204,950	1,791,263
QUALCOMM	169,700	10,127,696
†Teradata	81,875	5,536,388
†VeriSign	133,025	5,908,971
		82,117,774
Total Common Stock (cost $148,274,738)		194,412,527

Warrant – 0.15%
†Kinder Morgan	103,776	306,139
Total Right (cost $198,584)		306,139

	Principal
	Amount
Short-Term Investments – 3.39%
≠Discount Notes – 3.20%
Fannie Mae 0.10% 8/20/12	$196,842	196,840
Federal Home Loan Bank
0.07% 8/2/12	199,115	199,115
0.08% 8/1/12	19,956	19,956
0.095% 8/24/12	3,553,838	3,553,791
0.12% 9/28/12	2,450,923	2,450,646
		6,420,348
≠U.S. Treasury Obligation – 0.19%
U.S. Treasury Bill 0.076% 8/23/12	389,959	389,947
		389,947
Total Short-Term Investments (cost $6,809,914)		6,810,295

Total Value of Securities Before Securities Lending Collateral – 100.28%
(cost $155,283,236)		201,528,961

	Number of
	Shares
**Securities Lending Collateral – 0.06%
Investment Companies
Delaware Investments Collateral Fund No.1	126,193	126,193
@†Mellon GSL Reinvestment Trust II	213,107	0
Total Securities Lending Collateral (cost $339,300)		126,193

Total Value of Securities – 100.34%
(cost $155,622,536)		201,655,154 ©

**Obligation to Return Securities Lending Collateral – (0.17%)		(339,300)
Other Liabilities Net of Receivables and Other Assets – (0.17%)		(340,477)
Net Assets Applicable to 18,064,302 Shares Outstanding – 100.00%		$200,975,377

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $325,902 of securities loaned.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2012, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$158,912,127
Aggregate unrealized appreciation	$51,280,163
Aggregate unrealized depreciation	(8,537,136)
Net unrealized appreciation	$42,743,027

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $51,376,671 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $49,183,718 expires in 2017 and $2,192,953 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$194,412,527	$-	$-	$194,412,527
Other	306,139	-	-	306,139
Short-Term Investments	-	6,810,295	-	6,810,295
Securities Lending Collateral	-	126,193	-	126,193
Total	$194,718,666	$6,936,488	$-	$201,655,154

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Portfolio's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a Series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in the collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At July 31, 2012, the value of securities on loan was $325,902, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $126,193. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Value Equity Portfolio

July 31, 2012

	Number of
	Shares	Value
Common Stock – 97.03%
Consumer Discretionary – 5.95%
Comcast Class A	7,500	$244,125
Lowe's	9,400	238,478
		482,603
Consumer Staples – 14.32%
Archer-Daniels-Midland	8,800	229,592
CVS Caremark	5,000	226,250
Kimberly-Clark	2,700	234,657
Kraft Foods Class A	6,100	242,231
Safeway	14,700	228,585
		1,161,315
Energy – 14.04%
Chevron	2,200	241,076
ConocoPhillips	2,700	146,988
Halliburton	7,800	258,414
Marathon Oil	9,100	240,877
Williams	7,900	251,141
		1,138,496
Financials – 11.91%
Allstate	7,100	243,530
Bank of New York Mellon	11,200	238,336
Marsh & McLennan	7,400	245,754
Travelers	3,800	238,070
		965,690
Healthcare – 17.85%
Baxter International	4,200	245,742
Cardinal Health	5,600	241,304
Johnson & Johnson	3,500	242,270
Merck	5,500	242,935
Pfizer	10,311	247,876
Quest Diagnostics	3,900	227,877
		1,448,004
Industrials – 9.06%
Northrop Grumman	3,700	244,940
Raytheon	4,300	238,564
Waste Management	7,300	251,120
		734,624
Information Technology – 11.74%
Cisco Systems	14,500	231,275
Intel	9,200	236,440
Motorola Solutions	5,200	251,368
Xerox	33,700	233,541
		952,624
Materials – 3.06%
duPont (E.I.) deNemours	5,000	248,500
		248,500
Telecommunications – 6.08%
AT&T	6,700	254,064
Verizon Communications	5,300	239,242
		493,306
Utilities – 3.02%
Edison International	5,300	244,754
		244,754
Total Common Stock (cost $7,398,933)		7,869,916

	Principal
	Amount
Short-Term Investments – 2.33%
≠Discount Notes – 0.78%
Fannie Mae 0.10% 8/20/12	$29,660	$29,659
Federal Home Loan Bank
0.07% 8/2/12	4,990	4,989
0.08% 8/1/12	553	553
0.095% 8/24/12	16,334	16,334
0.12% 9/28/12	11,265	11,264
		62,799
Repurchase Agreements – 1.23%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $57,157
(collateralized by U.S. government obligations 1.00%-4.50% 5/15/14-5/15/38;
market value $58,299)	57,156	57,156

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $42,844
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $43,701)	42,844	42,844
		100,000
≠U.S. Treasury Obligation – 0.32%
U.S. Treasury Bill 0.076% 8/23/12	25,770	25,769
		25,769
Total Short-Term Investments (cost $188,565)		188,568

Total Value of Securities – 99.36%
(cost $7,587,498)		8,058,484
Receivables and Other Assets Net of Liabilities – 0.64%		52,106
Net Assets Applicable to 443,742 Shares Outstanding – 100.00%		$8,110,590

≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,706,061
Aggregate unrealized appreciation	$702,599
Aggregate unrealized depreciation	(350,176)
Net unrealized appreciation	$352,423

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $1,032,032 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $280,822 expires in 2016 and $751,210 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$7,869,916	$-	$7,869,916
Short-Term Investments	-	188,568	188,568
Total	$7,869,916	$188,568	$8,058,484

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended July 31, 2012, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2012

	Number of
	Shares	Value
Common Stock – 95.20%
Diversified REITs – 3.47%
Lexington Realty Trust	209,480	$1,872,751
Vornado Realty Trust	69,232	5,780,872
		7,653,623
Healthcare REITs – 12.76%
HCP	210,930	9,958,005
Health Care REIT	96,051	5,977,254
Healthcare Realty Trust	102,200	2,510,032
Ventas	144,777	9,736,253
		28,181,544
Hotel REITs – 4.27%
Host Hotels & Resorts	329,285	4,833,904
LaSalle Hotel Properties	41,561	1,091,392
Starwood Hotels & Resorts Worldwide	21,400	1,158,810
†Strategic Hotels & Resorts	138,300	838,098
†Sunstone Hotel Investors	150,200	1,503,502
		9,425,706
Industrial REITs – 3.41%
EastGroup Properties	41,800	2,235,464
ProLogis	163,666	5,291,322
		7,526,786
Mall REITs – 19.00%
CBL & Associates Properties	66,256	1,307,231
General Growth Properties	258,711	4,687,843
Macerich	110,051	6,428,079
Simon Property Group	176,458	28,319,744
Taubman Centers	15,900	1,232,568
		41,975,465
Manufactured Housing REIT – 1.17%
Equity Lifestyle Properties	36,018	2,590,415
		2,590,415
Multifamily REITs – 18.07%
Apartment Investment & Management	108,200	2,967,926
AvalonBay Communities	57,951	8,524,012
BRE Properties	48,429	2,551,240
Camden Property Trust	81,986	5,846,422
Colonial Properties Trust	82,172	1,861,196
Education Realty Trust	191,200	2,240,864
Equity Residential	155,823	9,865,153
Essex Property Trust	23,227	3,655,001
UDR	90,748	2,414,804
		39,926,618
Office REITs – 10.97%
Boston Properties	103,174	11,441,997
Brandywine Realty Trust	184,800	2,195,424
Douglas Emmett	91,800	2,158,218
Kilroy Realty	62,360	2,952,122
SL Green Realty	69,662	5,485,883
		24,233,644
Office/Industrial REITs – 4.95%
*Digital Realty Trust	40,826	3,187,286
Duke Realty	66,000	954,360
Liberty Property Trust	125,350	4,548,951
PS Business Parks	33,329	2,253,374
		10,943,971
Self-Storage REITs – 5.51%
Extra Space Storage	51,894	1,699,010
Public Storage	70,366	10,481,015
		12,180,025
Shopping Center REITs – 8.97%
Acadia Realty Trust	22,340	534,820
DDR	275,775	4,147,656
Federal Realty Investment Trust	36,776	3,996,080
Kimco Realty	176,479	3,439,576
Ramco-Gershenson Properties Trust	110,800	1,411,592
Regency Centers	83,231	3,982,603
Tanger Factory Outlet Centers	71,600	2,305,520
		19,817,847
Single Tenant REIT – 1.98%
*National Retail Properties	148,175	4,371,163
		4,371,163
Specialty REIT – 0.67%
Rayonier	30,957	1,476,339
		1,476,339
Total Common Stock (cost $176,203,479)		210,303,146

Exchange-Traded Fund – 0.76%
*iShares Dow Jones U.S. Real Estate Index Fund	25,700	1,681,551
Total Exchange-Traded Fund (cost $1,670,479)		1,681,551

	Principal
	Amount
Short-Term Investments – 4.12%
≠Discount Notes – 1.18%
Fannie Mae 0.10% 8/20/12	$535,825	535,820
Federal Home Loan Bank
0.07% 8/2/12	322,552	322,551
0.08% 8/1/12	47,116	47,116
0.095% 8/24/12	1,004,672	1,004,658
0.12% 9/28/12	692,877	692,799
		2,602,944
Repurchase Agreements – 2.32%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $2,926,990
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $2,985,517)	2,926,977	2,926,977

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $2,194,033
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $2,237,903)	2,194,023	2,194,023
		5,121,000
≠U.S. Treasury Obligation – 0.62%
U.S. Treasury Bill 0.076% 8/23/12	1,372,813	1,372,771
		1,372,771
Total Short-Term Investments (cost $9,096,568)		9,096,715

Total Value of Securities Before Securities Lending Collateral – 100.08%
(cost $186,970,526)		221,081,412

	Number of
	Shares
**Securities Lending Collateral – 3.91%
Investment Companies
Delaware Investments Collateral Fund No.1	8,626,395	8,626,395
@†Mellon GSL Reinvestment Trust II	580,111	0
Total Securities Lending Collateral (cost $9,206,506)		8,626,395

Total Value of Securities – 103.99%
(cost $196,177,032)		229,707,807	©

**Obligation to Return Securities Lending Collateral – (4.17%)		(9,206,506)
Receivables and Other Assets Net of Other Liabilities – 0.18%		396,107
Net Assets Applicable to 16,585,920 Shares Outstanding – 100.00%		$220,897,408

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at time of purchase.
**See Note 3 in "Notes" for additional information on securities lending collateral.
@Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
©Includes $8,984,822 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their net asset value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$204,631,062
Aggregate unrealized appreciation	$34,456,149
Aggregate unrealized depreciation	(9,379,404)
Net unrealized appreciation	$25,076,745

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $29,335,868 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$210,303,146	$-	$210,303,146
Exchange-Traded Fund	1,681,551	-	1,681,551
Short-Term Investments	-	9,096,715	9,096,715
Securities Lending Collateral	-	8,626,395	8,626,395
Total	$211,984,697	$17,723,110	$229,707,807

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Portfolio’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At July 31, 2012, the value of securities on loan was $8,984,822, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $8,626,395. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a Fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

July 31, 2012

	Number of
	Shares	Value
Common Stock – 95.21%
Diversified REITs – 3.46%
Lexington Realty Trust	3,450	$30,843
Vornado Realty Trust	1,140	95,190
		126,033
Healthcare REITs – 12.77%
HCP	3,495	164,999
Health Care REIT	1,580	98,323
Healthcare Realty Trust	1,680	41,261
Ventas	2,385	160,391
		464,974
Hotel REITs – 4.27%
Host Hotels & Resorts	5,428	79,683
LaSalle Hotel Properties	685	17,988
Starwood Hotels & Resorts Worldwide	355	19,223
†Strategic Hotels & Resorts	2,275	13,787
†Sunstone Hotel Investors	2,465	24,675
		155,356
Industrial REITs – 3.40%
EastGroup Properties	690	36,901
ProLogis	2,690	86,968
		123,869
Mall REITs – 18.98%
CBL & Associates Properties	1,075	21,210
General Growth Properties	4,258	77,155
Macerich	1,813	105,897
Simon Property Group	2,906	466,384
Taubman Centers	260	20,155
		690,801
Manufactured Housing REIT – 1.18%
Equity Lifestyle Properties	595	42,792
		42,792
Multifamily REITs – 18.12%
Apartment Investment & Management	1,760	48,277
AvalonBay Communities	942	138,558
BRE Properties	795	41,881
Camden Property Trust	1,350	96,269
Colonial Properties Trust	1,350	30,578
Education Realty Trust	3,110	36,449
Equity Residential	2,620	165,871
Essex Property Trust	394	62,000
UDR	1,491	39,676
		659,559
Office REITs – 10.96%
Boston Properties	1,700	188,530
Brandywine Realty Trust	3,040	36,115
Douglas Emmett	1,510	35,500
Kilroy Realty	1,025	48,524
SL Green Realty	1,145	90,169
		398,838
Office/Industrial REITs – 4.94%
Digital Realty Trust	670	52,307
Duke Realty	1,085	15,689
Liberty Property Trust	2,065	74,939
PS Business Parks	545	36,847
		179,782
Self-Storage REITs – 5.52%
Extra Space Storage	855	27,993
Public Storage	1,160	172,782
		200,775
Shopping Center REITs – 8.96%
Acadia Realty Trust	385	9,217
DDR	4,525	68,055
Federal Realty Investment Trust	603	65,522
Kimco Realty	2,910	56,716
Ramco-Gershenson Properties Trust	1,825	23,251
Regency Centers	1,370	65,555
Tanger Factory Outlet Centers	1,175	37,835
		326,151
Single Tenant REIT – 1.98%
National Retail Properties	2,440	71,980
		71,980
Specialty REIT – 0.67%
Rayonier	512	24,417
		24,417
Total Common Stock (cost $2,922,082)		3,465,327

Exchange-Traded Fund – 0.72%
iShares Dow Jones U.S. Real Estate Index Fund	400	26,172
Total Exchange-Traded Fund (cost $26,000)		26,172

	Principal
	Amount
Short-Term Investments – 4.23%
≠Discount Notes – 1.34%
Fannie Mae 0.10% 8/20/12	$10,058	10,057
Federal Home Loan Bank
0.07% 8/2/12	9,861	9,861
0.08% 8/1/12	1,318	1,318
0.095% 8/24/12	16,334	16,333
0.12% 9/28/12	11,265	11,264
		48,833
Repurchase Agreements – 2.31%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $48,011
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $48,972)	48,011	48,011

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $35,989
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $36,708)	35,989	35,989
		84,000
≠U.S. Treasury Obligation – 0.58%
U.S. Treasury Bill 0.076% 8/23/12	21,222	21,222
		21,222
Total Short-Term Investments (cost $154,052)		154,055

Total Value of Securities – 100.16%
(cost $3,102,134)		3,645,554
Liabilities Net of Receivables and Other Assets – (0.16%)		(5,782)
Net Assets Applicable to 488,143 Shares Outstanding – 100.00%		$3,639,772

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,257,590
Aggregate unrealized appreciation	$549,197
Aggregate unrealized depreciation	(161,233)
Net unrealized appreciation	$387,964

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $2,557,434 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,013,634 expires in 2016, $1,521,902 expires in 2017 and $21,898 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$3,465,327	$-	$3,465,327
Exchange-Traded Fund	26,172	-	26,172
Short-Term Investments	-	154,055	154,055
Total	$3,491,499	$154,055	$3,645,554

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. The Portfolio had no securities out on loan as of July 31, 2012.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled ® Trust - The Select 20 Portfolio

July 31, 2012

	Number of
	Shares	Value
²Common Stock – 95.55%
Consumer Discretionary – 8.92%
†priceline.com	8,400	$5,558,616
Weight Watchers International	96,500	4,882,900
		10,441,516
Energy – 9.20%
EOG Resources	51,875	5,084,269
Kinder Morgan	158,550	5,677,675
		10,761,944
Financial Services – 14.95%
†IntercontinentalExchange	44,350	5,819,607
Progressive	245,150	4,839,261
Visa Class A	52,975	6,837,483
		17,496,351
Healthcare – 12.72%
Allergan	83,025	6,813,861
Novo Nordisk ADR	30,775	4,755,969
Perrigo	29,025	3,309,431
		14,879,261
Materials & Processing – 3.99%
Syngenta ADR	68,700	4,674,348
		4,674,348
Technology – 41.61%
†Adobe Systems	165,600	5,113,728
Apple	20,550	12,551,118
†BMC Software	118,200	4,680,720
†Crown Castle International	107,075	6,625,801
†Google Class A	8,500	5,380,245
Intuit	93,600	5,430,672
†Polycom	234,900	2,053,026
QUALCOMM	114,875	6,855,740
		48,691,050
Utilities – 4.16%
j2 Global Communications	162,500	4,863,625
		4,863,625
Total Common Stock (cost $102,765,425)		111,808,095

	Principal
	Amount
Short-Term Investments – 6.25%
≠Discount Notes – 2.89%
Fannie Mae 0.10% 8/20/12	$546,807	546,801
Federal Home Loan Bank
0.07% 8/2/12	289,762	289,762
0.08% 8/1/12	51,133	51,133
0.095% 8/24/12	1,475,946	1,475,926
0.12% 9/28/12	1,017,894	1,017,779
		3,381,401
Repurchase Agreements – 2.97%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $1,990,765
(collateralized by U.S. government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $2,030,571)	1,990,756	1,990,756

BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price $1,492,251
(collateralized by U.S. government obligations 0.125%-1.25%
7/31/14-4/30/17; market value $1,522,089)	1,492,244	1,492,244
		3,483,000
≠U.S. Treasury Obligation – 0.39%
U.S. Treasury Bill 0.076% 8/23/12	452,299	452,285
		452,285
Total Short-Term Investments (cost $7,316,503)		7,316,686

Total Value of Securities – 101.80%
(cost $110,081,928)		119,124,781
Liabilities Net of Receivables and Other Assets – (1.80%)		(2,104,673)
Net Assets Applicable to 14,938,948 Shares Outstanding – 100.00%		$117,020,108

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (October 31, 2008–October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolios' financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$111,097,073
Aggregate unrealized appreciation	$13,385,242
Aggregate unrealized depreciation	(5,357,534)
Net unrealized appreciation	$8,027,708

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $2,813,454 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $76,954 expires in 2014, $106,744 expires in 2016 and $2,629,756 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Common Stock	$111,808,095	$-	$111,808,095
Short-Term Investments	-	7,316,686	7,316,686
Total	$111,808,095	$7,316,686	$119,124,781

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund's net assets at the end of the period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. During the period ended July 31, 2012, the Portfolio had no securities out on loan.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: